UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02679
DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
December 31, 2026
Date of reporting period:
June 30, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS
Davis Opportunity Fund
Class A / RPEAX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class A)	$50	0.96%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 11.53%, versus a 10.89% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Information Technology (+21%), Industrials (+21%), and Energy (+20%)
    Weakest performing sectors - Financials (flat), Consumer Discretionary (flat), and Communication Services (+1%)
Contributors to Performance
  Health Care - significantly outperformed the Index sector (+20% vs +4%)
    Viatris (+30%), Quest Diagnostics (+23%), and CVS Health (+33%)
  Information Technology - outperformed the Index sector (+31% vs +21%)
    Samsung Electronics (+160%), Applied Materials (+182%), and Texas Instruments (+74%)
  Underweight in Communication Services (average weighting 5% vs 10%), a weaker performing sector of the Index
  Materials - outperformed the Index sector (+21% vs +12%)
    Teck Resources (+25%)
  Individual holdings
    WESCO International (+42%), MGM Resorts (+31%), and Owens Corning (+44%)
    WESCO International - largest individual contributor
Detractors from Performance
  Significantly underweight in stronger performing Information Technology sector - (average weighting 13% vs 33%)
    AppLovin (-24%), SAP (-36%), and Microsoft (-23%)
  Energy - underperformed the Index sector (+5% vs +20%)
  Industrials - underperformed the Index sector (+14% vs +21%)
    DiDi Global (-37%) - largest individual detractor
    Full Truck Alliance (-18%) - new purchase during the period
  Overweight in Health Care - (average weighting 24% vs 9%)
  Individual holdings
    Capital One Financial (-17%), Prosus (-30%), Markel Group (-9%), JBS (-11%), and AUMOVIO (-18%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class A) — Without sales charge	24.28%	10.15%	12.87%
Davis Opportunity Fund (Class A) — With sales charge*	18.37%	9.09%	12.33%
S&P 1500 Index	22.87%	13.00%	15.17%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$651.4
Total number of portfolio holdings as of 06/30/26	51
Portfolio turnover rate for the period	11%
Total advisory fees paid for the period (in millions)	$1.7
Top Sectors as of 06/30/26 Net Assets
Health Care	24.88%
Industrials	14.63%
Information Technology	13.29%
Consumer Discretionary	10.91%
Financials	10.14%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Opportunity Fund
Class C / DGOCX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class C)	$93	1.77%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 11.09%, versus a 10.89% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Information Technology (+21%), Industrials (+21%), and Energy (+20%)
    Weakest performing sectors - Financials (flat), Consumer Discretionary (flat), and Communication Services (+1%)
Contributors to Performance
  Health Care - significantly outperformed the Index sector (+20% vs +4%)
    Viatris (+30%), Quest Diagnostics (+23%), and CVS Health (+33%)
  Information Technology - outperformed the Index sector (+31% vs +21%)
    Samsung Electronics (+160%), Applied Materials (+182%), and Texas Instruments (+74%)
  Underweight in Communication Services (average weighting 5% vs 10%), a weaker performing sector of the Index
  Materials - outperformed the Index sector (+21% vs +12%)
    Teck Resources (+25%)
  Individual holdings
    WESCO International (+42%), MGM Resorts (+31%), and Owens Corning (+44%)
    WESCO International - largest individual contributor
Detractors from Performance
  Significantly underweight in stronger performing Information Technology sector - (average weighting 13% vs 33%)
    AppLovin (-24%), SAP (-36%), and Microsoft (-23%)
  Energy - underperformed the Index sector (+5% vs +20%)
  Industrials - underperformed the Index sector (+14% vs +21%)
    DiDi Global (-37%) - largest individual detractor
    Full Truck Alliance (-18%) - new purchase during the period
  Overweight in Health Care - (average weighting 24% vs 9%)
  Individual holdings
    Capital One Financial (-17%), Prosus (-30%), Markel Group (-9%), JBS (-11%), and AUMOVIO (-18%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class C) — Without CDSC*	23.26%	9.26%	12.15%
Davis Opportunity Fund (Class C) — With CDSC*,**	22.26%	9.26%	12.15%
S&P 1500 Index	22.87%	13.00%	15.17%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$651.4
Total number of portfolio holdings as of 06/30/26	51
Portfolio turnover rate for the period	11%
Total advisory fees paid for the period (in millions)	$1.7
Top Sectors as of 06/30/26 Net Assets
Health Care	24.88%
Industrials	14.63%
Information Technology	13.29%
Consumer Discretionary	10.91%
Financials	10.14%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Opportunity Fund
Class Y / DGOYX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class Y)	$37	0.71%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 11.65%, versus a 10.89% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Information Technology (+21%), Industrials (+21%), and Energy (+20%)
    Weakest performing sectors - Financials (flat), Consumer Discretionary (flat), and Communication Services (+1%)
Contributors to Performance
  Health Care - significantly outperformed the Index sector (+20% vs +4%)
    Viatris (+30%), Quest Diagnostics (+23%), and CVS Health (+33%)
  Information Technology - outperformed the Index sector (+31% vs +21%)
    Samsung Electronics (+160%), Applied Materials (+182%), and Texas Instruments (+74%)
  Underweight in Communication Services (average weighting 5% vs 10%), a weaker performing sector of the Index
  Materials - outperformed the Index sector (+21% vs +12%)
    Teck Resources (+25%)
  Individual holdings
    WESCO International (+42%), MGM Resorts (+31%), and Owens Corning (+44%)
    WESCO International - largest individual contributor
Detractors from Performance
  Significantly underweight in stronger performing Information Technology sector - (average weighting 13% vs 33%)
    AppLovin (-24%), SAP (-36%), and Microsoft (-23%)
  Energy - underperformed the Index sector (+5% vs +20%)
  Industrials - underperformed the Index sector (+14% vs +21%)
    DiDi Global (-37%) - largest individual detractor
    Full Truck Alliance (-18%) - new purchase during the period
  Overweight in Health Care - (average weighting 24% vs 9%)
  Individual holdings
    Capital One Financial (-17%), Prosus (-30%), Markel Group (-9%), JBS (-11%), and AUMOVIO (-18%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class Y)	24.58%	10.42%	13.14%
S&P 1500 Index	22.87%	13.00%	15.17%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$651.4
Total number of portfolio holdings as of 06/30/26	51
Portfolio turnover rate for the period	11%
Total advisory fees paid for the period (in millions)	$1.7
Top Sectors as of 06/30/26 Net Assets
Health Care	24.88%
Industrials	14.63%
Information Technology	13.29%
Consumer Discretionary	10.91%
Financials	10.14%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Government Bond Fund
Class A / RFBAX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class A)	$50	1.00%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 1.33%, versus a 0.64% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.98 years during the period. The Fund remains mostly invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 250 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS outperformed both Treasuries and Agencies during the period
Contributors to Performance
  Performance benefited primarily due to large position (average weighting of 51%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  SBA (Small Business Administration) loan position (average weighting of 19%)
    What is an SBA loan? - a type of financing backed by the Small Business Administration that helps small businesses purchase, build, or improve real estate
  MBS pass-through position (average weighting of 23%)
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders
Detractors from Performance
  Relative performance hindered slightly by 7% average position in repurchase agreements (cash)
  Impact from Fund expenses - Bloomberg Index does not charge expenses

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class A) — Without sales charge	3.27%	1.46%	1.11%
Davis Government Bond Fund (Class A) — With sales charge*	(1.64)%	0.48%	0.62%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Government 1-3 Year Bond Index	2.92%	1.91%	1.76%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$16.7
Total number of portfolio holdings as of 06/30/26	55
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0
Portfolio Composition as of
06/30/26 Net Assets
Collateralized Mortgage Obligations	51.89%
Small Business Administration	18.32%
Fannie Mae Pools	10.28%
Ginnie Mae Pools	6.74%
Freddie Mac Pools	4.89%
How has the Fund changed?
As of March 1, 2026, Erik Jones replaced Creston King as the Portfolio Manager for Davis Government Bond Fund.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Government Bond Fund
Class C / DGVCX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class C)	$87	1.75%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 0.96%, versus a 0.64% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.98 years during the period. The Fund remains mostly invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 250 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS outperformed both Treasuries and Agencies during the period
Contributors to Performance
  Performance benefited primarily due to large position (average weighting of 51%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  SBA (Small Business Administration) loan position (average weighting of 19%)
    What is an SBA loan? - a type of financing backed by the Small Business Administration that helps small businesses purchase, build, or improve real estate
  MBS pass-through position (average weighting of 23%)
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders
Detractors from Performance
  Relative performance hindered slightly by 7% average position in repurchase agreements (cash)
  Impact from Fund expenses - Bloomberg Index does not charge expenses

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class C) — Without CDSC*	2.50%	0.70%	0.50%
Davis Government Bond Fund (Class C) — With CDSC*,**	1.50%	0.70%	0.50%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Government 1-3 Year Bond Index	2.92%	1.91%	1.76%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$16.7
Total number of portfolio holdings as of 06/30/26	55
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0
Portfolio Composition as of
06/30/26 Net Assets
Collateralized Mortgage Obligations	51.89%
Small Business Administration	18.32%
Fannie Mae Pools	10.28%
Ginnie Mae Pools	6.74%
Freddie Mac Pools	4.89%
How has the Fund changed?
As of March 1, 2026, Erik Jones replaced Creston King as the Portfolio Manager for Davis Government Bond Fund.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Government Bond Fund
Class Y / DGVYX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class Y)	$37	0.75%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class Y shares delivered a total return of 1.46%, versus a 0.64% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.98 years during the period. The Fund remains mostly invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 250 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS outperformed both Treasuries and Agencies during the period
Contributors to Performance
  Performance benefited primarily due to large position (average weighting of 51%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  SBA (Small Business Administration) loan position (average weighting of 19%)
    What is an SBA loan? - a type of financing backed by the Small Business Administration that helps small businesses purchase, build, or improve real estate
  MBS pass-through position (average weighting of 23%)
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders
Detractors from Performance
  Relative performance hindered slightly by 7% average position in repurchase agreements (cash)
  Impact from Fund expenses - Bloomberg Index does not charge expenses

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class Y)	3.52%	1.68%	1.36%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Government 1-3 Year Bond Index	2.92%	1.91%	1.76%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$16.7
Total number of portfolio holdings as of 06/30/26	55
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0
Portfolio Composition as of
06/30/26 Net Assets
Collateralized Mortgage Obligations	51.89%
Small Business Administration	18.32%
Fannie Mae Pools	10.28%
Ginnie Mae Pools	6.74%
Freddie Mac Pools	4.89%
How has the Fund changed?
As of March 1, 2026, Erik Jones replaced Creston King as the Portfolio Manager for Davis Government Bond Fund.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Government Money Market Fund
Class A / RPGXX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class A)	$27	0.54%*
*	Annualized.
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$131.6
Total number of portfolio holdings as of 06/30/26	17
Total advisory fees paid for the period (in thousands)	$193.5
7 day yield	3.18%
Portfolio Composition as of
06/30/26 Net Assets
Repurchase Agreements	69.09%
Federal Home Loan Bank	12.75%
Federal Farm Credit Bank	9.11%
Fannie Mae	2.25%
How has the Fund changed?
As of March 1, 2026, Erik Jones replaced Creston King as the Portfolio Manager for Davis Government Money Market Fund.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Government Money Market Fund
Class C / RPGXX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class C)	$27	0.54%*
*	Annualized.
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$131.6
Total number of portfolio holdings as of 06/30/26	17
Total advisory fees paid for the period (in thousands)	$193.5
7 day yield	3.18%
Portfolio Composition as of
06/30/26 Net Assets
Repurchase Agreements	69.09%
Federal Home Loan Bank	12.75%
Federal Farm Credit Bank	9.11%
Fannie Mae	2.25%
How has the Fund changed?
As of March 1, 2026, Erik Jones replaced Creston King as the Portfolio Manager for Davis Government Money Market Fund.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Government Money Market Fund
Class Y / RPGXX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class Y)	$27	0.54%*
*	Annualized.
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$131.6
Total number of portfolio holdings as of 06/30/26	17
Total advisory fees paid for the period (in thousands)	$193.5
7 day yield	3.18%
Portfolio Composition as of
06/30/26 Net Assets
Repurchase Agreements	69.09%
Federal Home Loan Bank	12.75%
Federal Farm Credit Bank	9.11%
Fannie Mae	2.25%
How has the Fund changed?
As of March 1, 2026, Erik Jones replaced Creston King as the Portfolio Manager for Davis Government Money Market Fund.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Financial Fund
Class A / RPFGX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class A)	$48	0.96%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 0.03%, versus a -1.18% return for the Index. The Fund underperformed the 10.21% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+5%) and Insurance (+2%)
    Weakest performing industries - Consumer Finance (-11%), Financial Services (-5%), and Capital Markets (-3%)
Contributors to Performance
  Banks - outperformed the Index industry (+9% vs +5%) and overweight (average weighting 43% vs 28%)
    Fifth Third Bancorp (+22%), PNC Financial Services Group (+20%), and U.S. Bancorp (+15%) - three largest individual contributors
    DBS Group Holdings (+19%), Danske Bank (+17%), and Bank of N.T. Butterfield (+22%)
  Capital Markets - outperformed the Index industry (+14% vs -3%) and underweight (average weighting 7% vs 26%)
    Julius Baer Group (+15%) and Bank of New York Mellon (+26%)
  Underweight in Financial Services (average weighting 14% vs 28%)
  Insurance - outperformed the Index industry (+3% vs +2%) and overweight (average weighting 19% vs 13%)
    Chubb (+10%) and RenaissanceRe Holdings (+13%)
Detractors from Performance
  Consumer Finance - underperformed the Index industry (-15% vs -11%) and overweight (average weighting 13% vs 4%)
    Capital One Financial (-17%) - largest individual detractor
    American Express (-8%)
  Financial Services - underperformed the Index industry (-11% vs -5%)
    Chime Financial (-19%), Fiserv (-27%), Rocket Companies (-19%), and Exor (-9%)
  Non-financial holding
    Prosus (-30%)
  Individual holdings
    Wells Fargo (-10%), Markel Group (-9%), and Ping An Insurance (-20%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Financial Fund (Class A) — Without sales charge	13.67%	12.90%	13.08%
Davis Financial Fund (Class A) — With sales charge*	8.27%	11.81%	12.54%
S&P 500 Index	22.32%	13.40%	15.50%
S&P 500 Financials Index	4.05%	9.85%	13.39%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/26 (in billions)	$1.2
Total number of portfolio holdings as of 06/30/26	31
Portfolio turnover rate for the period	3%
Total advisory fees paid for the period (in millions)	$3.1
Top Industries as of 06/30/26 Net Assets
Banks	43.60%
Insurance	20.18%
Financial Services	13.66%
Consumer Finance	12.69%
Capital Markets	7.00%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Financial Fund
Class C / DFFCX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class C)	$87	1.75%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of -0.37%, versus a -1.18% return for the Index. The Fund underperformed the 10.21% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+5%) and Insurance (+2%)
    Weakest performing industries - Consumer Finance (-11%), Financial Services (-5%), and Capital Markets (-3%)
Contributors to Performance
  Banks - outperformed the Index industry (+9% vs +5%) and overweight (average weighting 43% vs 28%)
    Fifth Third Bancorp (+22%), PNC Financial Services Group (+20%), and U.S. Bancorp (+15%) - three largest individual contributors
    DBS Group Holdings (+19%), Danske Bank (+17%), and Bank of N.T. Butterfield (+22%)
  Capital Markets - outperformed the Index industry (+14% vs -3%) and underweight (average weighting 7% vs 26%)
    Julius Baer Group (+15%) and Bank of New York Mellon (+26%)
  Underweight in Financial Services (average weighting 14% vs 28%)
  Insurance - outperformed the Index industry (+3% vs +2%) and overweight (average weighting 19% vs 13%)
    Chubb (+10%) and RenaissanceRe Holdings (+13%)
Detractors from Performance
  Consumer Finance - underperformed the Index industry (-15% vs -11%) and overweight (average weighting 13% vs 4%)
    Capital One Financial (-17%) - largest individual detractor
    American Express (-8%)
  Financial Services - underperformed the Index industry (-11% vs -5%)
    Chime Financial (-19%), Fiserv (-27%), Rocket Companies (-19%), and Exor (-9%)
  Non-financial holding
    Prosus (-30%)
  Individual holdings
    Wells Fargo (-10%), Markel Group (-9%), and Ping An Insurance (-20%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Financial Fund (Class C) — Without CDSC*	12.78%	12.00%	12.38%
Davis Financial Fund (Class C) — With CDSC*,**	11.78%	12.00%	12.38%
S&P 500 Index	22.32%	13.40%	15.50%
S&P 500 Financials Index	4.05%	9.85%	13.39%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/26 (in billions)	$1.2
Total number of portfolio holdings as of 06/30/26	31
Portfolio turnover rate for the period	3%
Total advisory fees paid for the period (in millions)	$3.1
Top Industries as of 06/30/26 Net Assets
Banks	43.60%
Insurance	20.18%
Financial Services	13.66%
Consumer Finance	12.69%
Capital Markets	7.00%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Financial Fund
Class Y / DVFYX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class Y)	$35	0.71%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 0.16%, versus a -1.18% return for the Index. The Fund underperformed the 10.21% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+5%) and Insurance (+2%)
    Weakest performing industries - Consumer Finance (-11%), Financial Services (-5%), and Capital Markets (-3%)
Contributors to Performance
  Banks - outperformed the Index industry (+9% vs +5%) and overweight (average weighting 43% vs 28%)
    Fifth Third Bancorp (+22%), PNC Financial Services Group (+20%), and U.S. Bancorp (+15%) - three largest individual contributors
    DBS Group Holdings (+19%), Danske Bank (+17%), and Bank of N.T. Butterfield (+22%)
  Capital Markets - outperformed the Index industry (+14% vs -3%) and underweight (average weighting 7% vs 26%)
    Julius Baer Group (+15%) and Bank of New York Mellon (+26%)
  Underweight in Financial Services (average weighting 14% vs 28%)
  Insurance - outperformed the Index industry (+3% vs +2%) and overweight (average weighting 19% vs 13%)
    Chubb (+10%) and RenaissanceRe Holdings (+13%)
Detractors from Performance
  Consumer Finance - underperformed the Index industry (-15% vs -11%) and overweight (average weighting 13% vs 4%)
    Capital One Financial (-17%) - largest individual detractor
    American Express (-8%)
  Financial Services - underperformed the Index industry (-11% vs -5%)
    Chime Financial (-19%), Fiserv (-27%), Rocket Companies (-19%), and Exor (-9%)
  Non-financial holding
    Prosus (-30%)
  Individual holdings
    Wells Fargo (-10%), Markel Group (-9%), and Ping An Insurance (-20%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Financial Fund (Class Y)	13.96%	13.16%	13.35%
S&P 500 Index	22.32%	13.40%	15.50%
S&P 500 Financials Index	4.05%	9.85%	13.39%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/26 (in billions)	$1.2
Total number of portfolio holdings as of 06/30/26	31
Portfolio turnover rate for the period	3%
Total advisory fees paid for the period (in millions)	$3.1
Top Industries as of 06/30/26 Net Assets
Banks	43.60%
Insurance	20.18%
Financial Services	13.66%
Consumer Finance	12.69%
Capital Markets	7.00%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Balanced Fund
Class A / RPFCX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class A)	$51	0.97%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 11.27%, versus a 10.21% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 73% of net assets invested in stocks, 11% in bonds, and 16% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Industrials, Information Technology, and Energy (all +20%)
    Weakest performing sectors - Financials (-1%), Consumer Discretionary (-1%), and Communication Services (+1%)
Contributors to Performance
  Information Technology (Equities only) - significantly outperformed the Index sector (+104% vs +20%)
    Applied Materials (+182%) - largest individual contributor
    Texas Instruments (+74%)
  Health Care (Equities only) - outperformed the Index sector (+21% vs +3%)
    CVS Health (+33%), Viatris (+30%), and Quest Diagnostics (+23%)
  Financials (Equities only) - outperformed the Index sector (+1% vs -1%)
    Bank of New York Mellon (+26%)
  Communication Services (Equities only) - outperformed the Index sector (+6% vs +1%) and underweight
  (average weighting 5% vs 10%)
    Alphabet (+13%)
  Individual equity holdings
    Owens Corning (+44%), Devon Energy (+11%), and Chubb (+10%)
    Devon Energy - completed merger with Coterra in May 2026 and includes Coterra performance prior to merger
Detractors from Performance
  Significantly overweight in weaker performing Financials sector (Equities only) - (average weighting 34% vs 12%)
    Capital One Financial (-17%) - largest individual detractor
    Markel Group (-9%), Wells Fargo (-10%), and AIA Group (-10%)
  Significantly underweight in stronger performing Information Technology sector (Equities only) - (average weighting 10% vs 35%)
    Microsoft (-23%)
  Overweight in Health Care (Equities only) - (average weighting 28% vs 9%)
    Solventum (-3%)
  In a stronger market, the Fund’s relative performance was hindered by its 25% combined average position in bonds and repurchase agreements (cash)
  Individual equity holdings
    JBS (-11%), AUMOVIO (-18%), Meta Platforms (-15%), and Tourmaline (-5%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Balanced Fund (Class A) — Without sales charge	23.08%	11.08%	11.38%
Davis Balanced Fund (Class A) — With sales charge*	17.23%	10.01%	10.84%
S&P 500 Index	22.32%	13.40%	15.50%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$319.4
Total number of portfolio holdings as of 06/30/26	66
Portfolio turnover rate for the period	7%
Total advisory fees paid for the period (in thousands)	$826.2
Asset Allocation as of 06/30/26 Net Assets
Common Stock	72.83%
Short-Term Investments	16.01%
Mortgages	8.17%
Corporate Bonds	1.53%
Small Business Administration	0.88%
How has the Fund changed?
As of March 1, 2026, Erik Jones replaced Creston King as the Co-Portfolio Manager for Davis Balanced Fund.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Balanced Fund
Class C / DCSCX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class C)	$91	1.75%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 10.85%, versus a 10.21% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 73% of net assets invested in stocks, 11% in bonds, and 16% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Industrials, Information Technology, and Energy (all +20%)
    Weakest performing sectors - Financials (-1%), Consumer Discretionary (-1%), and Communication Services (+1%)
Contributors to Performance
  Information Technology (Equities only) - significantly outperformed the Index sector (+104% vs +20%)
    Applied Materials (+182%) - largest individual contributor
    Texas Instruments (+74%)
  Health Care (Equities only) - outperformed the Index sector (+21% vs +3%)
    CVS Health (+33%), Viatris (+30%), and Quest Diagnostics (+23%)
  Financials (Equities only) - outperformed the Index sector (+1% vs -1%)
    Bank of New York Mellon (+26%)
  Communication Services (Equities only) - outperformed the Index sector (+6% vs +1%) and underweight
  (average weighting 5% vs 10%)
    Alphabet (+13%)
  Individual equity holdings
    Owens Corning (+44%), Devon Energy (+11%), and Chubb (+10%)
    Devon Energy - completed merger with Coterra in May 2026 and includes Coterra performance prior to merger
Detractors from Performance
  Significantly overweight in weaker performing Financials sector (Equities only) - (average weighting 34% vs 12%)
    Capital One Financial (-17%) - largest individual detractor
    Markel Group (-9%), Wells Fargo (-10%), and AIA Group (-10%)
  Significantly underweight in stronger performing Information Technology sector (Equities only) - (average weighting 10% vs 35%)
    Microsoft (-23%)
  Overweight in Health Care (Equities only) - (average weighting 28% vs 9%)
    Solventum (-3%)
  In a stronger market, the Fund’s relative performance was hindered by its 25% combined average position in bonds and repurchase agreements (cash)
  Individual equity holdings
    JBS (-11%), AUMOVIO (-18%), Meta Platforms (-15%), and Tourmaline (-5%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Balanced Fund (Class C) — Without CDSC*	22.14%	10.23%	10.70%
Davis Balanced Fund (Class C) — With CDSC*,**	21.14%	10.23%	10.70%
S&P 500 Index	22.32%	13.40%	15.50%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$319.4
Total number of portfolio holdings as of 06/30/26	66
Portfolio turnover rate for the period	7%
Total advisory fees paid for the period (in thousands)	$826.2
Asset Allocation as of 06/30/26 Net Assets
Common Stock	72.83%
Short-Term Investments	16.01%
Mortgages	8.17%
Corporate Bonds	1.53%
Small Business Administration	0.88%
How has the Fund changed?
As of March 1, 2026, Erik Jones replaced Creston King as the Co-Portfolio Manager for Davis Balanced Fund.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Balanced Fund
Class Y / DCSYX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class Y)	$35	0.67%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 11.44%, versus a 10.21% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 73% of net assets invested in stocks, 11% in bonds, and 16% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Industrials, Information Technology, and Energy (all +20%)
    Weakest performing sectors - Financials (-1%), Consumer Discretionary (-1%), and Communication Services (+1%)
Contributors to Performance
  Information Technology (Equities only) - significantly outperformed the Index sector (+104% vs +20%)
    Applied Materials (+182%) - largest individual contributor
    Texas Instruments (+74%)
  Health Care (Equities only) - outperformed the Index sector (+21% vs +3%)
    CVS Health (+33%), Viatris (+30%), and Quest Diagnostics (+23%)
  Financials (Equities only) - outperformed the Index sector (+1% vs -1%)
    Bank of New York Mellon (+26%)
  Communication Services (Equities only) - outperformed the Index sector (+6% vs +1%) and underweight
  (average weighting 5% vs 10%)
    Alphabet (+13%)
  Individual equity holdings
    Owens Corning (+44%), Devon Energy (+11%), and Chubb (+10%)
    Devon Energy - completed merger with Coterra in May 2026 and includes Coterra performance prior to merger
Detractors from Performance
  Significantly overweight in weaker performing Financials sector (Equities only) - (average weighting 34% vs 12%)
    Capital One Financial (-17%) - largest individual detractor
    Markel Group (-9%), Wells Fargo (-10%), and AIA Group (-10%)
  Significantly underweight in stronger performing Information Technology sector (Equities only) - (average weighting 10% vs 35%)
    Microsoft (-23%)
  Overweight in Health Care (Equities only) - (average weighting 28% vs 9%)
    Solventum (-3%)
  In a stronger market, the Fund’s relative performance was hindered by its 25% combined average position in bonds and repurchase agreements (cash)
  Individual equity holdings
    JBS (-11%), AUMOVIO (-18%), Meta Platforms (-15%), and Tourmaline (-5%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Balanced Fund (Class Y)	23.45%	11.42%	11.73%
S&P 500 Index	22.32%	13.40%	15.50%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$319.4
Total number of portfolio holdings as of 06/30/26	66
Portfolio turnover rate for the period	7%
Total advisory fees paid for the period (in thousands)	$826.2
Asset Allocation as of 06/30/26 Net Assets
Common Stock	72.83%
Short-Term Investments	16.01%
Mortgages	8.17%
Corporate Bonds	1.53%
Small Business Administration	0.88%
How has the Fund changed?
As of March 1, 2026, Erik Jones replaced Creston King as the Co-Portfolio Manager for Davis Balanced Fund.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Real Estate Fund
Class A / RPFRX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class A)	$53	1.00%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund slightly outperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 12.39%, versus a 12.36% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Hotel & Resort REITs (+42%), Health Care REITs (+20%), and Retail REITs (+20%)
    Weakest performing industries - Real Estate Management & Development (-18%), Residential REITs (+7%), and Industrial REITs (+8%)
Contributors to Performance
  Specialized REITs - outperformed the Index industry (+18% vs +14%)
    Equinix (+37%) and Fermi (+71%) - two largest individual contributors
    Public Storage (+25%) and Digital Realty Trust (+18%)
    Fermi - new purchase during the period
  Underweight in Real Estate Management & Development (average weighting 4% vs 6%), the weakest performing industry of the Index
  Office REITs - outperformed the Index industry (+15% vs +13%) and overweight (average weighting 18% vs 3%)
    Cousins Properties (+19%) and COPT Defense Properties (+33%)
  Individual holdings
    Healthpeak Properties (+38%), Brixmor Property Group (+23%), Simon Property Group (+24%), and Sunstone Hotel Investors (+30%)
Detractors from Performance
  Underweight in Health Care REITs - (average weighting 10% vs 16%)
    Alexandria Real Estate Equities (+11%) - negatively impacted by sales in second half of period when performance rebounded
  Industrial REITs - underperformed the Index industry (+6% vs +8%)
    Rexford Industrial Realty (-11%) - largest individual detractor
  Overweight in Residential REITs - (average weighting 17% vs 11%)
    Sun Communities (-1%)
  Underweight in Retail REITs - (average weighting 11% vs 14%)
    NETSTREIT (-3%) - no longer a Fund holding
  Individual holdings
    SBA Communications (-19%), CBRE Group (-19%), American Tower (-5%), Jones Lang LaSalle (-12%), and VICI Properties (-2%)
    SBA Communications, CBRE Group, and Jones Lang LaSalle - new purchases during the period

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class A) — Without sales charge	7.89%	1.00%	3.99%
Davis Real Estate Fund (Class A) — With sales charge*	2.77%	0.03%	3.48%
S&P 500 Index	22.32%	13.40%	15.50%
Wilshire U.S. Real Estate Securities Index	14.27%	5.17%	5.81%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$126.1
Total number of portfolio holdings as of 06/30/26	41
Portfolio turnover rate for the period	12%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$322.7
Top Industries as of 06/30/26 Net Assets
Specialized REITs	23.75%
Office REITs	20.13%
Residential REITs	16.66%
Industrial REITs	12.32%
Health Care REITs	10.12%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Real Estate Fund
Class C / DRECX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class C)	$92	1.75%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 11.98%, versus a 12.36% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Hotel & Resort REITs (+42%), Health Care REITs (+20%), and Retail REITs (+20%)
    Weakest performing industries - Real Estate Management & Development (-18%), Residential REITs (+7%), and Industrial REITs (+8%)
Detractors from Performance
  Specialized REITs - outperformed the Index industry (+18% vs +14%)
    Equinix (+37%) and Fermi (+71%) - two largest individual contributors
    Public Storage (+25%) and Digital Realty Trust (+18%)
    Fermi - new purchase during the period
  Underweight in Real Estate Management & Development (average weighting 4% vs 6%), the weakest performing industry of the Index
  Office REITs - outperformed the Index industry (+15% vs +13%) and overweight (average weighting 18% vs 3%)
    Cousins Properties (+19%) and COPT Defense Properties (+33%)
  Individual holdings
    Healthpeak Properties (+38%), Brixmor Property Group (+23%), Simon Property Group (+24%), and Sunstone Hotel Investors (+30%)
Contributors to Performance
  Underweight in Health Care REITs - (average weighting 10% vs 16%)
    Alexandria Real Estate Equities (+11%) - negatively impacted by sales in second half of period when performance rebounded
  Industrial REITs - underperformed the Index industry (+6% vs +8%)
    Rexford Industrial Realty (-11%) - largest individual detractor
  Overweight in Residential REITs - (average weighting 17% vs 11%)
    Sun Communities (-1%)
  Underweight in Retail REITs - (average weighting 11% vs 14%)
    NETSTREIT (-3%) - no longer a Fund holding
  Individual holdings
    SBA Communications (-19%), CBRE Group (-19%), American Tower (-5%), Jones Lang LaSalle (-12%), and VICI Properties (-2%)
    SBA Communications, CBRE Group, and Jones Lang LaSalle - new purchases during the period

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class C) — Without CDSC*	7.08%	0.22%	3.30%
Davis Real Estate Fund (Class C) — With CDSC*,**	6.08%	0.22%	3.30%
S&P 500 Index	22.32%	13.40%	15.50%
Wilshire U.S. Real Estate Securities Index	14.27%	5.17%	5.81%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$126.1
Total number of portfolio holdings as of 06/30/26	41
Portfolio turnover rate for the period	12%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$322.7
Top Industries as of 06/30/26 Net Assets
Specialized REITs	23.75%
Office REITs	20.13%
Residential REITs	16.66%
Industrial REITs	12.32%
Health Care REITs	10.12%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Real Estate Fund
Class Y / DREYX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class Y)	$40	0.75%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund slightly outperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 12.52%, versus a 12.36% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Hotel & Resort REITs (+42%), Health Care REITs (+20%), and Retail REITs (+20%)
    Weakest performing industries - Real Estate Management & Development (-18%), Residential REITs (+7%), and Industrial REITs (+8%)
Contributors to Performance
  Specialized REITs - outperformed the Index industry (+18% vs +14%)
    Equinix (+37%) and Fermi (+71%) - two largest individual contributors
    Public Storage (+25%) and Digital Realty Trust (+18%)
    Fermi - new purchase during the period
  Underweight in Real Estate Management & Development (average weighting 4% vs 6%), the weakest performing industry of the Index
  Office REITs - outperformed the Index industry (+15% vs +13%) and overweight (average weighting 18% vs 3%)
    Cousins Properties (+19%) and COPT Defense Properties (+33%)
  Individual holdings
    Healthpeak Properties (+38%), Brixmor Property Group (+23%), Simon Property Group (+24%), and Sunstone Hotel Investors (+30%)
Detractors from Performance
  Underweight in Health Care REITs - (average weighting 10% vs 16%)
    Alexandria Real Estate Equities (+11%) - negatively impacted by sales in second half of period when performance rebounded
  Industrial REITs - underperformed the Index industry (+6% vs +8%)
    Rexford Industrial Realty (-11%) - largest individual detractor
  Overweight in Residential REITs - (average weighting 17% vs 11%)
    Sun Communities (-1%)
  Underweight in Retail REITs - (average weighting 11% vs 14%)
    NETSTREIT (-3%) - no longer a Fund holding
  Individual holdings
    SBA Communications (-19%), CBRE Group (-19%), American Tower (-5%), Jones Lang LaSalle (-12%), and VICI Properties (-2%)
    SBA Communications, CBRE Group, and Jones Lang LaSalle - new purchases during the period

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class Y)	8.16%	1.26%	4.23%
S&P 500 Index	22.32%	13.40%	15.50%
Wilshire U.S. Real Estate Securities Index	14.27%	5.17%	5.81%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$126.1
Total number of portfolio holdings as of 06/30/26	41
Portfolio turnover rate for the period	12%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$322.7
Top Industries as of 06/30/26 Net Assets
Specialized REITs	23.75%
Office REITs	20.13%
Residential REITs	16.66%
Industrial REITs	12.32%
Health Care REITs	10.12%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.

ITEM 2.  CODE OF ETHICS

Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Davis Opportunity Fund
Davis Financial Fund
Davis Real Estate Fund
Davis Balanced Fund
Davis Government Bond Fund
Davis Government Money Market Fund
(portfolios of Davis Series, Inc.)
June 30, 2026
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(ITEMS 7-11 OF FORM N-CSR)
The Equity Specialists

DAVIS SERIES, INC.

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (93.84%)
COMMUNICATION SERVICES – (4.02%)
Media & Entertainment – (4.02%)
Alphabet Inc., Class C	38,794	$13,707,084
Angi Inc., Class A *	27,189	161,774
ASAC II L.P. *(a)(b)(c)	116,129	125,710
Meta Platforms, Inc., Class A	13,699	7,716,510
Pinterest, Inc., Class A *	213,190	4,483,386
Total Communication Services		26,194,464
CONSUMER DISCRETIONARY – (10.91%)
Automobiles & Components – (1.14%)
AUMOVIO SE (Germany) *	180,300	7,442,975
Consumer Discretionary Distribution & Retail – (3.27%)
Amazon.com, Inc. *	29,460	7,021,496
Prosus N.V., Class N (Netherlands)	198,880	8,642,052
Sea Limited, Class A, ADR (Singapore) *	58,565	5,612,284
		21,275,832
Consumer Services – (6.50%)
Delivery Hero SE (Germany) *	226,550	9,271,057
Meituan, Class B (China) *	162,000	1,430,028
MGM Resorts International *	548,600	26,228,566
Trip.com Group Ltd., ADR (China) *	135,600	5,402,304
		42,331,955
Total Consumer Discretionary		71,050,762
CONSUMER STAPLES – (5.83%)
Food, Beverage & Tobacco – (5.83%)
Darling Ingredients Inc. *	53,846	2,941,069
JBS N.V., Class A (Brazil)	1,548,090	18,344,866
Tyson Foods, Inc., Class A	291,600	16,694,100
Total Consumer Staples		37,980,035
ENERGY – (5.92%)
Devon Energy Corp.	651,770	26,931,136
Tourmaline Oil Corp. (Canada)	278,230	11,633,379
Total Energy		38,564,515
FINANCIALS – (10.14%)
Banks – (3.15%)
U.S. Bancorp	339,370	20,497,948
Financial Services – (4.27%)
Consumer Finance – (3.36%)
Capital One Financial Corp.	108,935	21,854,540
Financial Services – (0.91%)
Berkshire Hathaway Inc., Class B *	11,890	5,949,637
		27,804,177
Insurance – (2.72%)
Property & Casualty Insurance – (2.72%)
Markel Group Inc. *	9,081	17,735,284
Total Financials		66,037,409
HEALTH CARE – (24.88%)
Health Care Equipment & Services – (18.63%)
Cigna Group	68,232	18,810,198
CVS Health Corp.	254,570	26,335,266
Quest Diagnostics Inc.	202,703	42,962,901
Solventum Corp. *	304,050	23,457,458
UnitedHealth Group Inc.	23,475	9,756,914
		121,322,737
Pharmaceuticals, Biotechnology & Life Sciences – (6.25%)
Viatris Inc.	2,565,270	40,736,487
Total Health Care		162,059,224
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (14.63%)
Capital Goods – (10.70%)
AGCO Corp.	97,650	$11,688,705
Johnson Controls International plc	9,927	1,450,434
Owens Corning	107,280	17,053,229
WESCO International, Inc.	114,388	39,513,047
		69,705,415
Transportation – (3.93%)
DiDi Global Inc., Class A, ADS (China) *	2,946,098	9,869,428
Full Truck Alliance Co. Ltd., Class A, ADR (China)	1,933,240	15,697,909
		25,567,337
Total Industrials		95,272,752
INFORMATION TECHNOLOGY – (13.29%)
Semiconductors & Semiconductor Equipment – (5.34%)
Applied Materials, Inc.	7,883	5,699,409
NVIDIA Corp.	44,760	8,956,029
Silergy Corp. (Taiwan)	423,000	8,085,301
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	62,000	4,891,196
Texas Instruments Inc.	24,034	7,163,814
		34,795,749
Software & Services – (6.58%)
Adobe Inc. *	23,860	4,891,777
AppLovin Corp., Class A *	27,700	14,271,871
Microsoft Corp.	23,379	8,720,835
Oracle Corp.	20,850	3,055,567
SAP SE (Germany)	57,650	8,886,641
Synopsys, Inc. *	6,840	3,051,119
		42,877,810
Technology Hardware & Equipment – (1.37%)
Samsung Electronics Co., Ltd. (South Korea)	40,020	8,880,322
Total Information Technology		86,553,881
MATERIALS – (4.22%)
Teck Resources Ltd., Class B (Canada)	302,460	17,984,271
Vale S.A., ADR (Brazil)	633,870	9,533,405
Total Materials		27,517,676
TOTAL COMMON STOCK – (Identified cost $402,191,941)		611,230,718

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (5.59%)
Brean Capital LLC Joint Repurchase Agreement, 3.67%, 07/01/26 (d)	$5,770,000	$5,770,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.64%, 07/01/26 (e)	9,233,000	9,233,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.67%, 07/01/26 (f)	21,401,000	21,401,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $36,404,000)		36,404,000
Total Investments – (99.43%) – (Identified cost $438,595,941)		647,634,718
Other Assets Less Liabilities – (0.57%)		3,717,904
Net Assets – (100.00%)		$651,352,622

ADR:	American Depositary Receipt

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments - (Continued)
June 30, 2026 (Unaudited)
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.
(c)	Limited partnership units.
(d)
Dated 06/30/26, repurchase value of $5,770,588 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.50%-5.87%, 02/01/29-06/01/56, total fair value $5,885,400).

(e)	Dated 06/30/26, repurchase value of $9,233,934 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%- 6.50%, 07/20/49-01/01/54, total fair value $9,417,660).
(f)
Dated 06/30/26, repurchase value of $21,403,182 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.00%, 08/20/26-11/20/55, total fair value $21,829,020).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS GOVERNMENT BOND FUND
Schedule of Investments
June 30, 2026 (Unaudited)

	Principal	Value (Note 1)
MORTGAGES – (73.80%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (51.89%)
Fannie Mae
4.0922% (30 day SOFR + 0.46%), 07/25/37 (a)	$6,113	$6,058
4.5522% (30 day SOFR + 0.92%), 12/25/39 (a)	409,192	412,205
4.1422% (30 day SOFR + 0.51%), 09/25/40 (a)	91,050	90,536
3.00%, 04/25/41	6,584	6,557
2.00%, 12/25/42	166,755	147,663
2.50%, 03/25/43	923,188	855,715
2.50%, 04/25/43	171,855	167,467
2.50%, 07/25/47	125,492	107,865
Freddie Mac
Multifamily Structured Pass-Through, 3.45%, 01/25/28	1,000,000	983,320
2.00%, 06/15/28	290	289
2.50%, 01/15/29	7,092	7,056
4.2075% (30 day SOFR + 0.61%), 08/15/40 (a)	34,838	34,763
4.0575% (30 day SOFR + 0.46%), 09/15/43 (a)	102,774	101,829
Ginnie Mae
4.3639%, 06/20/31	10,129	10,107
4.00%, 09/20/39	9,080	8,980
1.00%, 12/20/42	44,154	37,223
2.0499%, 12/16/45	321,225	296,451
2.40%, 10/16/50	220,063	191,282
1.00%, 06/20/51	734,436	578,183
2.60%, 03/16/52	82,924	75,993
2.40%, 09/16/57	853,565	813,546
2.70%, 06/16/58	431,605	399,904
4.3309% (1 mo. SOFR + 0.68%), 04/20/62 (a)	167,012	167,064
4.3809% (1 mo. SOFR + 0.73%), 09/20/64 (a)	104,395	104,193
2.25%, 07/20/65	35,961	34,215
2.25%, 03/20/66	120,784	114,564
4.1587% (30 day SOFR + 0.55%), 02/20/67 (a)	373,990	370,565
2.25%, 08/20/69	83,435	80,757
4.7587% (30 day SOFR + 1.15%), 02/20/71 (a)	1,561,230	1,568,911
4.5508%, 12/20/71	464,493	463,438
4.5784%, 05/20/73	419,030	416,034
Total Collateralized Mortgage Obligations		8,652,733
FANNIE MAE POOLS – (10.28%)
4.00%, 05/01/29, Pool No. AL7358	5,639	5,614
2.00%, 08/01/30, Pool No. AX9709	80,065	74,705
3.50%, 03/01/32, Pool No. MA1010	116,914	114,437
6.00%, 09/01/37, Pool No. 888796	14,593	14,398
5.153% (30 day SOFR + 2.36%), 06/01/53, Pool No. BY1543 (a)	696,171	698,652
5.313% (30 day SOFR + 2.082%), 06/01/55, Pool No. BM7752 (a)	791,844	806,396
Total Fannie Mae Pools		1,714,202
FREDDIE MAC POOLS – (4.89%)
3.00%, 09/01/27, Pool No. U70063	20,018	19,895
2.50%, 09/01/31, Pool No. G18611	212,308	204,187
5.753% (30 day SOFR + 2.21%), 04/01/54, Pool No. 841736 (a)	583,793	591,144
Total Freddie Mac Pools		815,226
GINNIE MAE POOLS – (6.74%)
3.50% (1 year CMT + 1.50%), 12/20/55, Pool No. MB0821 (a)	984,389	948,603
5.169%, 12/20/61, Pool No. 756740	423	425
	Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
GINNIE MAE POOLS – (CONTINUED)
4.615%, 07/20/67, Pool No. BB0084	$126,630	$123,587
4.411%, 04/20/70, Pool No. BT6816	52,345	52,219
Total Ginnie Mae Pools		1,124,834
TOTAL MORTGAGES – (Identified cost $12,675,773)		12,306,995
SMALL BUSINESS ADMINISTRATION – (18.32%)
4.10% (Prime Rate – 2.65%), 10/25/28, Pool No. 510194 (a)	63,143	62,726
6.075% (Prime Rate – 0.675%), 09/25/30, Pool No. 510685 (a)	45,466	46,117
7.681% (Prime Rate + 0.931%), 09/25/30, Pool No. 522596 (a)	176,310	182,105
7.488% (Prime Rate + 0.738%), 10/25/30, Pool No. 522619 (a)	99,374	103,101
6.95% (Prime Rate + 0.20%), 01/25/32, Pool No. 530037 (a)	336,546	344,590
7.075% (Prime Rate + 0.325%), 05/25/32, Pool No. 510690 (a)	22,080	23,113
5.75% (Prime Rate – 1.00%), 10/25/32, Pool No. 530180 (a)	418,089	426,919
4.15% (Prime Rate – 2.60%), 01/25/36, Pool No. 531028 (a)	1,870,905	1,866,153
TOTAL SMALL BUSINESS ADMINISTRATION – (Identified cost $3,047,066)		3,054,824
SHORT-TERM INVESTMENTS – (7.21%)
Brean Capital LLC Joint Repurchase Agreement, 3.67%, 07/01/26 (b)	191,000	191,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.64%, 07/01/26 (c)	305,000	305,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.67%, 07/01/26 (d)	707,000	707,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,203,000)		1,203,000
Total Investments – (99.33%) – (Identified cost $16,925,839)		16,564,819
Other Assets Less Liabilities – (0.67%)		111,059
Net Assets – (100.00%)		$16,675,878

SOFR:	Secured Overnight Financing Rate
CMT:	Constant Maturity U.S. Treasury Rate

(a)	The interest rates on floating rate securities, shown as of June 30, 2026, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)	Dated 06/30/26, repurchase value of $191,019 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.50%-5.87%, 02/01/29-06/01/56, total fair value $194,820).
(c)	Dated 06/30/26, repurchase value of $305,031 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 2.00%, 03/20/51, total fair value $311,100).
(d)	Dated 06/30/26, repurchase value of $707,072 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.00%, 08/20/26-11/20/55, total fair value $721,140).
See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS GOVERNMENT MONEY MARKET FUND
Schedule of Investments
June 30, 2026 (Unaudited)

	Principal	Value (Note 1)
FANNIE MAE – (2.25%)
Principal STRIP, 3.7971%, 07/15/26 (a)	$2,969,000	$2,964,707
TOTAL FANNIE MAE – (Identified cost $2,964,707)		2,964,707
FEDERAL FARM CREDIT BANK – (9.11%)
1.27%, 11/02/26	1,000,000	992,184
3.66% (SOFR + 0.04%), 02/16/27 (b)	5,000,000	4,999,808
3.655% (SOFR + 0.035%), 03/18/27 (b)	1,000,000	999,908
3.66% (SOFR + 0.04%), 04/01/27 (b)	1,000,000	999,908
3.875%, 04/07/27	2,000,000	1,999,376
3.66% (SOFR + 0.04%), 05/04/27 (b)	1,000,000	999,851
3.67% (SOFR + 0.05%), 05/20/27 (b)	1,000,000	999,848
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $11,990,883)		11,990,883
FEDERAL HOME LOAN BANK – (12.75%)
0.90%, 07/27/26	2,945,000	2,938,753
1.25%, 12/21/26	4,000,000	3,954,322
3.665% (SOFR + 0.045%), 04/06/27 (b)	2,000,000	1,999,815
3.75%, 05/18/27	4,900,000	4,894,743
3.67% (SOFR + 0.05%), 05/20/27 (b)	1,000,000	999,848
3.875%, 06/22/27	2,000,000	1,996,255
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $16,783,736)		16,783,736
REPURCHASE AGREEMENTS – (69.09%)
Brean Capital LLC Joint Repurchase Agreement, 3.67%, 07/01/26 (c)	14,413,000	14,413,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.64%, 07/01/26 (d)	23,061,000	23,061,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.67%, 07/01/26 (e)	53,453,000	53,453,000
TOTAL REPURCHASE AGREEMENTS – (Identified cost $90,927,000)		90,927,000
Total Investments – (93.20%) – (Identified cost $122,666,326)		122,666,326
Other Assets Less Liabilities – (6.80%)		8,951,057
Net Assets – (100.00%)		$131,617,383

SOFR:	Secured Overnight Financing Rate
STRIP:	Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds reflect the effective yield on the date of purchase.
(b)
The interest rates on floating rate securities, shown as of June 30, 2026, may change daily or less frequently and are based on a published reference rate and basis point spread. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(c)
Dated 06/30/26, repurchase value of $14,414,469 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.50%-5.87%, 02/01/29-06/01/56, total fair value $14,701,260).

(d)
Dated 06/30/26, repurchase value of $23,063,332 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.875%, 04/15/30-04/01/56, total fair value
$23,522,220).

(e)
Dated 06/30/26, repurchase value of $53,458,449 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.00%, 08/20/26-11/20/55, total fair value $54,522,060).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS FINANCIAL FUND
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (99.26%)
CONSUMER DISCRETIONARY – (2.13%)
Consumer Discretionary Distribution & Retail – (2.13%)
Prosus N.V., Class N (Netherlands)	566,685	$24,624,502
Total Consumer Discretionary		24,624,502
FINANCIALS – (97.13%)
Banks – (43.60%)
Bank of America Corp.	498,550	28,407,379
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	302,372	17,991,134
Danske Bank A/S (Denmark)	531,420	28,485,482
DBS Group Holdings Ltd. (Singapore)	584,797	29,611,074
DNB Bank ASA (Norway)	540,586	16,094,460
Fifth Third Bancorp	1,300,184	73,291,372
JPMorgan Chase & Co.	256,917	84,096,642
Metro Bank Holdings PLC (United Kingdom) *	2,639,735	5,736,185
PNC Financial Services Group, Inc.	237,955	58,589,280
U.S. Bancorp	1,049,488	63,389,075
Wells Fargo & Co.	1,191,826	98,492,501
		504,184,584
Financial Services – (33.35%)
Capital Markets – (7.00%)
Bank of New York Mellon Corp.	90,746	13,122,779
Charles Schwab Corp.	126,933	11,712,108
Julius Baer Group Ltd. (Switzerland)	649,704	56,134,344
		80,969,231
Consumer Finance – (12.69%)
American Express Co.	95,866	32,426,674
Capital One Financial Corp.	569,814	114,316,085
		146,742,759
Financial Services – (13.66%)
Berkshire Hathaway Inc., Class A *	69	51,670,650
Chime Financial, Inc., Class A *	1,219,210	24,969,421
Exor N.V. (Netherlands)	423,970	32,481,186
Fiserv, Inc. *	271,110	13,297,945
Rocket Companies, Inc., Class A *	2,255,659	35,526,629
		157,945,831
		385,657,821
Insurance – (20.18%)
Life & Health Insurance – (0.66%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,166,800	7,629,451
Property & Casualty Insurance – (13.71%)
Chubb Ltd.	162,556	55,389,331
Loews Corp.	301,137	34,091,720
Markel Group Inc. *	35,397	69,130,695
		158,611,746
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (5.81%)
Everest Group, Ltd.	74,110	$26,474,315
RenaissanceRe Holdings Ltd.	128,460	40,708,974
		67,183,289
		233,424,486
Total Financials		1,123,266,891
TOTAL COMMON STOCK – (Identified cost $519,535,657)		1,147,891,393

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.35%)
Brean Capital LLC Joint Repurchase Agreement, 3.67%, 07/01/26 (a)	$634,000	$634,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.64%, 07/01/26 (b)	1,015,000	1,015,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.67%, 07/01/26 (c)	2,353,000	2,353,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,002,000)		4,002,000
Total Investments – (99.61%) – (Identified cost $523,537,657)		1,151,893,393
Other Assets Less Liabilities – (0.39%)		4,491,440
Net Assets – (100.00%)		$1,156,384,833

*	Non-income producing security.
(a)	Dated 06/30/26, repurchase value of $634,065 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.50%-5.87%, 02/01/29-06/01/56, total fair value $646,680).
(b)
Dated 06/30/26, repurchase value of $1,015,103 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.50%-7.125%, 02/23/29-04/01/55, total fair value $1,035,300).

(c)
Dated 06/30/26, repurchase value of $2,353,240 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.00%, 08/20/26-11/20/55, total fair value $2,400,060).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS BALANCED FUND
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (72.83%)
COMMUNICATION SERVICES – (3.70%)
Media & Entertainment – (3.70%)
Alphabet Inc., Class C	26,492	$9,360,418
Meta Platforms, Inc., Class A	4,330	2,439,046
Total Communication Services		11,799,464
CONSUMER DISCRETIONARY – (4.37%)
Automobiles & Components – (1.08%)
AUMOVIO SE (Germany) *	83,600	3,451,097
Consumer Discretionary Distribution & Retail – (3.29%)
Amazon.com, Inc. *	44,080	10,506,027
Total Consumer Discretionary		13,957,124
CONSUMER STAPLES – (2.66%)
Food, Beverage & Tobacco – (2.66%)
JBS N.V., Class A (Brazil)	717,410	8,501,309
Total Consumer Staples		8,501,309
ENERGY – (4.58%)
Devon Energy Corp.	254,562	10,518,502
Tourmaline Oil Corp. (Canada)	98,280	4,109,292
Total Energy		14,627,794
FINANCIALS – (25.34%)
Banks – (4.78%)
Danske Bank A/S (Denmark)	44,690	2,395,499
DBS Group Holdings Ltd. (Singapore)	65,317	3,307,313
JPMorgan Chase & Co.	13,648	4,467,400
U.S. Bancorp	32,635	1,971,154
Wells Fargo & Co.	37,898	3,131,891
		15,273,257
Financial Services – (14.10%)
Capital Markets – (3.68%)
Bank of New York Mellon Corp.	48,112	6,957,476
Julius Baer Group Ltd. (Switzerland)	55,650	4,808,153
		11,765,629
Consumer Finance – (4.81%)
Capital One Financial Corp.	76,518	15,351,041
Financial Services – (5.61%)
Berkshire Hathaway Inc., Class B *	35,796	17,911,961
		45,028,631
Insurance – (6.46%)
Life & Health Insurance – (0.81%)
AIA Group Ltd. (Hong Kong)	284,360	2,603,381
Property & Casualty Insurance – (4.60%)
Chubb Ltd.	22,955	7,821,687
Markel Group Inc. *	3,510	6,855,065
		14,676,752
Reinsurance – (1.05%)
RenaissanceRe Holdings Ltd.	10,600	3,359,140
		20,639,273
Total Financials		80,941,161
HEALTH CARE – (21.67%)
Health Care Equipment & Services – (16.65%)
Cigna Group	29,690	8,184,939
CVS Health Corp.	164,180	16,984,421
Quest Diagnostics Inc.	74,140	15,713,973
Solventum Corp. *	122,050	9,416,158
UnitedHealth Group Inc.	6,960	2,892,785
		53,192,276
Pharmaceuticals, Biotechnology & Life Sciences – (5.02%)
Viatris Inc.	1,008,680	16,017,838
Total Health Care		69,210,114
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (4.39%)
Capital Goods – (4.39%)
AGCO Corp.	36,040	$4,313,988
Johnson Controls International plc	25,567	3,735,594
Owens Corning	37,600	5,976,896
Total Industrials		14,026,478
INFORMATION TECHNOLOGY – (4.72%)
Semiconductors & Semiconductor Equipment – (4.05%)
Applied Materials, Inc.	6,960	5,032,080
Texas Instruments Inc.	26,473	7,890,807
		12,922,887
Software & Services – (0.67%)
Microsoft Corp.	5,751	2,145,238
Total Information Technology		15,068,125
MATERIALS – (1.40%)
Vale S.A., ADR (Brazil)	296,950	4,466,128
Total Materials		4,466,128
TOTAL COMMON STOCK – (Identified cost $128,394,307)		232,597,697

	Principal	Value (Note 1)
ASSET-BACKED – (0.24%)
Montana Higher Education Student Assistance Corp., Series 12-1, Class A3, 4.7732% (30 day SOFR + 1.16%), 07/20/43 (a)	$771,574	$771,809
TOTAL ASSET-BACKED – (Identified cost $772,128)		771,809
CORPORATE BONDS – (1.53%)
HEALTH CARE – (1.53%)
Health Care Equipment & Services – (0.98%)
CVS Health Corp., Jr. Notes , 7.00%, 03/10/55	3,000,000	3,115,926
Pharmaceuticals, Biotechnology & Life Sciences – (0.55%)
Viatris Inc., Sr. Notes, 2.70%, 06/22/30	1,925,000	1,757,346
Total Health Care		4,873,272
TOTAL CORPORATE BONDS – (Identified cost $5,042,079)		4,873,272
MORTGAGES – (8.17%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (4.76%)
Brean Asset Backed Securities Trust
1.75%, 10/25/61, Series 2021-RM2, Class A, 144A (b)	1,148,195	1,140,010
1.75%, 02/25/62, Series 2022-RM3, Class A, 144A (b)	850,123	812,614
1.40%, 10/25/63, Series 2021-RM1, Class A, 144A (b)	1,484,322	1,422,842
Chase Mortgage Finance Corporation
3.25%, 08/25/64, Series 2024-RPL2, Class A1B, 144A (b)	848,465	739,578
Fannie Mae
5.00%, 07/25/51	1,067,455	1,065,945
Freddie Mac
2.00%, 10/25/40	179,405	173,744
5.50%, 06/25/50	861,617	861,524
5.75%, 06/25/55	4,256,458	4,236,686

DAVIS SERIES, INC.
DAVIS BALANCED FUND
Schedule of Investments - (Continued)
June 30, 2026 (Unaudited)
	Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS – (CONTINUED)
Ginnie Mae
6.00%, 08/20/34	$1,619,213	$1,621,329
6.00%, 07/20/37	256,138	255,915
6.00%, 10/20/59	293,821	295,214
7.00%, 12/20/62	409,185	421,964
5.0109% (1 mo. SOFR + 1.36%), 09/20/70 (a)	1,055,052	1,067,660
PennyMac Mortgage Investment Trust
5.00%, 11/27/56, Series 2025-J3, Class A3, 144A (b)	1,098,159	1,076,196
Total Collateralized Mortgage Obligations		15,191,221
FANNIE MAE POOLS – (2.30%)
4.50%, 10/01/33, Pool No. AL8809	374,339	373,752
5.385% (30 day SOFR + 2.27%), 05/01/53, Pool No. BM7225 (a)	1,391,885	1,394,171
4.587% (30 day SOFR + 2.228%), 06/01/54, Pool No. BM7528 (a)	2,761,709	2,715,586
5.81% (30 day SOFR + 2.30%), 11/01/54, Pool No. BM7583 (a)	1,239,240	1,252,106
5.313% (30 day SOFR + 2.082%), 06/01/55, Pool No. BM7752 (a)	1,583,689	1,612,793
Total Fannie Mae Pools		7,348,408
FREDDIE MAC POOLS – (0.16%)
5.00%, 06/01/44, Pool No. G60660	502,162	509,770
Total Freddie Mac Pools		509,770
GINNIE MAE POOLS – (0.95%)
6.50%, 05/20/53, Pool No. MA8881	799,436	829,132
4.815%, 08/20/73, Pool No. 786935	1,452,361	1,424,831
3.772%, 09/20/73, Pool No. 787068	834,853	796,479
Total Ginnie Mae Pools		3,050,442
TOTAL MORTGAGES – (Identified cost $25,916,681)		26,099,841
MUNICIPAL BONDS – (0.22%)
American Eagle Northwest, LLC, Washington Military Housing Revenue Taxable Bonds, Series 2005-A, 5.48%, 12/15/28	690,000	683,662
TOTAL MUNICIPAL BONDS – (Identified cost $719,596)		683,662
SMALL BUSINESS ADMINISTRATION – (0.88%)
4.35% (Prime Rate – 2.40%), 01/25/33, Pool No. 530285 (a)	186,790	185,946
4.35% (Prime Rate – 2.40%), 01/25/33, Pool No. 530303 (a)	686,032	686,375
4.40% (Prime Rate – 2.35%), 11/25/33, Pool No. 530455 (a)	1,952,935	1,950,904
TOTAL SMALL BUSINESS ADMINISTRATION – (Identified cost $2,819,709)		2,823,225
	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (16.01%)
Brean Capital LLC Joint Repurchase Agreement, 3.67%, 07/01/26 (c)	$8,105,000	$8,105,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.64%, 07/01/26 (d)	12,968,000	12,968,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.67%, 07/01/26 (e)	30,059,000	30,059,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $51,132,000)		51,132,000
Total Investments – (99.88%) – (Identified cost $214,796,500)		318,981,506
Other Assets Less Liabilities – (0.12%)		397,126
Net Assets – (100.00%)		$319,378,632

ADR:	American Depositary Receipt
SOFR:	Secured Overnight Financing Rate

*	Non-income producing security.
(a)	The interest rates on floating rate securities, shown as of June 30, 2026, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)
These securities are subject to Rule 144A. The Pricing Committee of the
Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $5,191,240 or
1.63% of the Fund’s net assets as of June 30, 2026.

(c)
Dated 06/30/26, repurchase value of $8,105,826 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.50%-5.87%, 02/01/29-06/01/56, total fair value $8,267,100).

(d)	Dated 06/30/26, repurchase value of $12,969,311 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 7.50%, 05/01/31-10/01/55, total fair value $13,227,360).
(e)
Dated 06/30/26, repurchase value of $30,062,064 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash ccount, 0.00%-8.00%, 08/20/26-11/20/55, total fair value $30,660,180).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS REAL ESTATE FUND
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (99.14%)
REAL ESTATE – (99.14%)
Equity Real Estate Investment Trusts (REITs) – (94.74%)
Health Care REITs – (10.12%)
Alexandria Real Estate Equities, Inc.	29,513	$1,559,762
Community Healthcare Trust Inc.	124,440	2,274,763
Healthpeak Properties, Inc.	233,160	4,989,624
Janus Living, Inc.	12,845	369,166
Ventas, Inc.	40,180	3,567,984
		12,761,299
Hotel & Resort REITs – (2.08%)
Sunstone Hotel Investors, Inc.	228,900	2,620,905
Industrial REITs – (12.32%)
EastGroup Properties, Inc.	19,300	3,908,829
Prologis, Inc.	56,346	7,633,193
Rexford Industrial Realty, Inc.	49,328	1,652,488
Terreno Realty Corp.	35,969	2,329,712
		15,524,222
Office REITs – (20.13%)
BXP, Inc.	88,256	5,852,255
COPT Defense Properties	106,080	3,860,251
Cousins Properties Inc.	214,709	6,436,976
Derwent London plc (United Kingdom)	103,400	2,660,138
Douglas Emmett, Inc.	116,270	1,371,986
Great Portland Estates plc (United Kingdom)	706,666	3,108,341
Hudson Pacific Properties, Inc. *	137,751	2,092,438
		25,382,385
Residential REITs – (16.66%)
American Homes 4 Rent, Class A	127,010	4,257,375
AvalonBay Communities, Inc.	20,918	3,947,018
Camden Property Trust	35,115	4,020,316
Equity Residential	38,310	2,602,398
Essex Property Trust, Inc.	10,419	3,038,076
Mid-America Apartment Communities, Inc.	8,430	1,171,264
Sun Communities, Inc.	16,340	1,959,330
		20,995,777
Retail REITs – (9.68%)
Brixmor Property Group Inc.	181,330	5,717,335
Regency Centers Corp.	43,170	3,442,376
Simon Property Group, Inc.	13,610	3,043,876
		12,203,587
Specialized REITs – (23.75%)
American Tower Corp.	27,860	4,557,060
CubeSmart	33,260	1,322,750
Digital Realty Trust, Inc.	26,095	4,686,140
Equinix, Inc.	5,625	5,863,444
Extra Space Storage Inc.	13,829	2,009,354
Fermi Inc. *	344,430	3,154,979
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Public Storage	11,621	$3,699,080
SBA Communications Corp.	16,170	2,853,358
VICI Properties Inc.	67,760	1,799,028
		29,945,193
		119,433,368
Real Estate Management & Development – (4.40%)
Real Estate Management & Development – (4.40%)
CBRE Group, Inc. *	19,460	2,621,067
Jones Lang LaSalle Inc. *	9,425	2,921,279
		5,542,346
Total Real Estate		124,975,714
TOTAL COMMON STOCK – (Identified cost $98,512,399)		124,975,714

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.51%)
Brean Capital LLC Joint Repurchase Agreement, 3.67%, 07/01/26 (a)	$102,000	$102,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.64%, 07/01/26 (b)	163,000	163,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.67%, 07/01/26 (c)	379,000	379,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $644,000)		644,000
Total Investments – (99.65%) – (Identified cost $99,156,399)		125,619,714
Other Assets Less Liabilities – (0.35%)		446,887
Net Assets – (100.00%)		$126,066,601

*	Non-income producing security.
(a)	Dated 06/30/26, repurchase value of $102,010 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.50%-5.87%, 02/01/29-06/01/56, total fair value $104,040).
(b)	Dated 06/30/26, repurchase value of $163,016 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 04/15/30, total fair value $166,260).
(c)	Dated 06/30/26, repurchase value of $379,039 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.00%, 08/20/26-11/20/55, total fair value $386,580).
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Assets and Liabilities
At June 30, 2026 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments):
Unaffiliated investments	$611,230,718	$15,361,819	$31,739,326	$1,147,891,393	$267,849,506	$124,975,714
Repurchase agreements	36,404,000	1,203,000	90,927,000	4,002,000	51,132,000	644,000
Cash	23,359	535	544	180	149	461
Cash - foreign currencies**	83,376	–	–	–	29,451	–
Receivables:
Capital stock sold	406,892	4,685	9,437,951	1,124,072	536,586	23,278
Dividends and interest	265,612	148,970	131,741	4,921,988	721,564	567,867
Investment securities sold	7,118,639	–	–	873,535	–	–
Prepaid expenses	10,177	2,329	4,982	24,502	12,955	4,032
Due from Adviser	258	6,947	–	815	487	1,550
Total assets	655,543,031	16,728,285	132,241,544	1,158,838,485	320,282,698	126,216,902

LIABILITIES:
Payables:
Capital stock redeemed	840,862	3,680	506,806	1,408,685	172,782	14,034
Distributions payable	–	7,525	5,722	–	–	–
Investment securities purchased	2,712,867	–	–	–	451,325	–
Accrued custodian fees	136,710	14,483	47,330	136,711	41,548	24,957
Accrued distribution and service plan fees	101,823	5,140	–	203,370	48,954	17,565
Accrued investment advisory fees	323,086	4,582	38,465	554,661	153,105	64,698
Accrued tax service fees	8,732	10,652	7,001	9,392	10,652	8,836
Accrued transfer agent fees	61,915	5,692	18,358	140,178	25,090	18,385
Other accrued expenses	4,414	653	479	655	610	1,826
Total liabilities	4,190,409	52,407	624,161	2,453,652	904,066	150,301

NET ASSETS	$651,352,622	$16,675,878	$131,617,383	$1,156,384,833	$319,378,632	$126,066,601

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$142,302	$32,324	$1,316,174	$143,888	$43,028	$30,454

Additional paid-in capital	370,965,316	22,296,255	130,265,099	429,073,303	180,080,562	102,954,843

Distributable earnings (losses)	280,245,004	(5,652,701)	36,110	727,167,642	139,255,042	23,081,304
Net Assets	$651,352,622	$16,675,878	$131,617,383	$1,156,384,833	$319,378,632	$126,066,601

*Including:
Cost of unaffiliated investments	$402,191,941	$15,722,839	$31,739,326	$519,535,657	$163,664,500	$98,512,399
Cost of repurchase agreements	36,404,000	1,203,000	90,927,000	4,002,000	51,132,000	644,000
**Cost of cash - foreign currencies	83,376	–	–	–	29,407	–

DAVIS SERIES, INC.
Statements of Assets and Liabilities - (Continued)
At June 30, 2026 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

CLASS A SHARES:
Net assets	$350,379,488	$15,646,330	$126,726,113	$584,608,743	$158,879,379	$68,576,437
Shares outstanding	7,944,753	3,033,811	126,726,113	7,363,791	2,145,646	1,668,145
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$44.10	$5.16	$1.00	$79.39	$74.05	$41.11
Maximum offering price per share (100/95.25 of net asset value)†	$46.30	$5.42	$NA	$83.35	$77.74	$43.16

CLASS C SHARES:
Net assets	$5,360,116	$347,958	$870,995	$29,124,147	$3,454,346	$425,743
Shares outstanding	201,219	67,365	870,995	485,192	46,828	10,364
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$26.64	$5.17	$1.00	$60.03	$73.77	$41.08

CLASS Y SHARES:
Net assets	$295,613,018	$681,590	$4,020,275	$542,651,943	$157,044,907	$57,064,421
Shares outstanding	6,084,261	131,177	4,020,275	6,539,802	2,110,336	1,366,915
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$48.59	$5.20	$1.00	$82.98	$74.42	$41.75

†	On purchases of $100,000 or more, the offering price is reduced.
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Operations
For the six months ended June 30, 2026 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
INVESTMENT INCOME:
Income:
Dividends*	$5,158,656	$–	$–	$14,399,310	$2,421,467	$2,452,226
Interest	469,409	341,945	2,393,861	208,817	1,542,181	12,001
Net securities lending income	2,803	–	–	–	–	–
Foreign withholding tax refunds	169,976	–	–	–	–	–
Total income	5,800,844	341,945	2,393,861	14,608,127	3,963,648	2,464,227

Expenses:
Investment advisory fees (Note 3)	1,700,945	25,021	193,538	3,133,526	826,176	338,402
Custodian fees	109,250	9,777	31,739	101,997	27,708	16,209
Transfer agent fees:
Class A	141,854	21,162	59,535	288,051	78,910	49,554
Class C	5,405	1,971	463	21,506	4,652	2,091
Class Y	79,789	2,467	1,776	259,495	23,731	21,973
Audit fees	15,960	11,685	15,390	21,831	15,960	21,261
Legal fees	7,606	207	1,448	14,040	3,684	1,524
Accounting fees (Note 3)	14,502	1,002	2,748	27,252	7,002	3,750
Reports to shareholders	7,725	1,945	1,983	20,570	5,127	3,961
Tax service fees	68,791	5,394	3,090	6,160	5,394	5,485
Directors’ fees and expenses	29,913	2,801	7,326	53,224	15,580	7,625
Registration and filing fees	30,000	23,250	25,125	40,500	25,500	24,470
ReFlow liquidity program fees (Note 7)	24,748	–	–	51,418	8,731	–
Miscellaneous	15,662	5,420	4,002	26,887	10,821	6,643
Distribution and service plan fees (Note 3):
Class A	371,700	16,755	–	698,557	177,440	61,172
Class C	31,798	1,693	–	151,227	14,614	2,066
Total expenses	2,655,648	130,550	348,163	4,916,241	1,251,030	566,186
Reimbursement/waiver of expenses by Adviser (Note 3):
Class A	–	(40,774)	–	–	–	(11,417)
Class C	(1,837)	(2,460)	–	(815)	(2,953)	(1,984)
Class Y	–	(3,734)	–	–	–	(7,260)
Net expenses	2,653,811	83,582	348,163	4,915,426	1,248,077	545,525
Net investment income	3,147,033	258,363	2,045,698	9,692,701	2,715,571	1,918,702

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	35,950,542	–	–	34,065,565	19,176,485	(3,659,656)
In-kind redemptions (Note 2, 7)	14,870,007	–	–	24,018,950	11,447,024	–
Foreign currency transactions	33,048	–	–	(6,131)	(1,153)	145
Net realized gain (loss)	50,853,597	–	–	58,078,384	30,622,356	(3,659,511)
Net increase (decrease) in unrealized appreciation (depreciation)	14,529,313	(53,535)	–	(70,205,046)	(507,123)	16,335,658
Net realized and unrealized gain (loss) on investments and foreign currency transactions	65,382,910	(53,535)	–	(12,126,662)	30,115,233	12,676,147
Net increase (decrease) in net assets resulting from operations	$68,529,943	$204,828	$2,045,698	$(2,433,961)	$32,830,804	$14,594,849

*Net of foreign taxes withheld of	$301,458	$–	$–	$1,008,510	$160,477	$12,379
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Changes in Net Assets
For the six months ended June 30, 2026 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income	$3,147,033	$258,363	$2,045,698	$9,692,701	$2,715,571	$1,918,702

Net realized gain (loss) from investments, in-kind redemptions, and foreign currency transactions	50,853,597	–	–	58,078,384	30,622,356	(3,659,511)

Net increase (decrease) in unrealized appreciation (depreciation) on investments and foreign currency transactions	14,529,313	(53,535)	–	(70,205,046)	(507,123)	16,335,658
Net increase (decrease) in net assets resulting from operations	68,529,943	204,828	2,045,698	(2,433,961)	32,830,804	14,594,849

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	–	(236,596)	(1,971,836)	–	(991,069)	(843,438)
Class C	–	(3,900)	(15,220)	–	(8,028)	(3,798)
Class Y	–	(14,551)	(58,642)	–	(1,200,033)	(788,180)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4, 7):
Class A	(11,938,990)	(116,268)	32,501,704	(20,825,822)	(3,179,670)	(3,926,050)
Class C	(2,703,382)	36,524	(417,939)	(4,635,453)	288,418	(37,924)
Class Y	(2,457,160)	(347,581)	251,786	(26,596,188)	(5,638,851)	(7,152,486)

Total increase (decrease) in net assets	51,430,411	(477,544)	32,335,551	(54,491,424)	22,101,571	1,842,973

NET ASSETS:
Beginning of period	599,922,211	17,153,422	99,281,832	1,210,876,257	297,277,061	124,223,628
End of period	$651,352,622	$16,675,878	$131,617,383	$1,156,384,833	$319,378,632	$126,066,601
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Changes in Net Assets
For the year ended December 31, 2025

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income	$5,373,438	$491,712	$3,785,224	$16,327,573	$5,032,316	$3,498,189

Net realized gain from investments, in-kind redemptions, and foreign currency transactions	69,914,991	–	–	98,583,901	11,536,659	5,053,961

Net increase (decrease) in unrealized appreciation (depreciation) on investments and foreign currency transactions	40,888,252	269,559	–	171,101,879	36,492,284	(16,480,100)
Net increase (decrease) in net assets resulting from operations	116,176,681	761,271	3,785,224	286,013,353	53,061,259	(7,927,950)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(40,946,782)	(470,833)	(3,620,421)	(23,347,418)	(9,162,280)	(4,518,912)
Class C	(1,337,140)	(7,483)	(37,865)	(1,386,768)	(156,552)	(27,193)
Class Y	(32,639,885)	(35,143)	(126,938)	(22,766,036)	(9,168,410)	(4,115,973)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4, 7):
Class A	5,160,554	40,335	(21,546,099)	8,948,488	(2,069,563)	(6,084,040)
Class C	(1,119,576)	(59,780)	261,714	(13,187,460)	(283,550)	(281,808)
Class Y	13,627,211	(66,016)	564,333	(35,777,653)	13,353,965	(3,377,336)

Total increase (decrease) in net assets	58,921,063	162,351	(20,720,052)	198,496,506	45,574,869	(26,333,212)

NET ASSETS:
Beginning of year	541,001,148	16,991,071	120,001,884	1,012,379,751	251,702,192	150,556,840
End of year	$599,922,211	$17,153,422	$99,281,832	$1,210,876,257	$297,277,061	$124,223,628
See Notes to Financial Statements

DAVIS SERIES, INC.
Notes to Financial Statements
June 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Davis Series, Inc. (a Maryland corporation) (“Company”) is registered under the Investment Company Act of 1940 (“1940 Act”) as amended, as an open-end management investment company. The Company follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Balanced Fund, and Davis Real Estate Fund are diversified under the 1940 Act. Davis Financial Fund is non-diversified under the 1940 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively “Funds”):
Davis Opportunity Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.
Davis Government Bond Fund seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.
Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.
The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.
It invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.
Davis Financial Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities and will concentrate investments in companies principally engaged in the banking, insurance, and financial service industries.
Davis Balanced Fund seeks to achieve total return through a combination of growth and income. Under normal circumstances, the Fund invests in a diversified portfolio of common stock, preferred stock, and fixed income securities, which could consist of both investment grade and high-yield, high-risk debt securities (“junk bonds”). The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. The Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.
Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.
Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of its Funds will be achieved.
The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares. Class A shares are sold with a front-end sales charge, except for shares of Davis Government Money Market Fund, which are sold at net asset value. Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class C shares automatically convert to Class A shares after 8 years. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All expenses for Davis Government Money Market Fund are allocated evenly across all classes of shares based upon the relative portion of net assets represented by each class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of June 30, 2026 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$26,068,754	$–	$–	$–	$11,799,464	$–
Consumer Discretionary	44,264,650	–	–	–	10,506,027	–
Consumer Staples	37,980,035	–	–	–	8,501,309	–
Energy	38,564,515	–	–	–	14,627,794	–
Financials	66,037,409	–	–	947,094,709	67,826,815	–
Health Care	162,059,224	–	–	–	69,210,114	–
Industrials	95,272,752	–	–	–	14,026,478	–
Information Technology	55,810,421	–	–	–	15,068,125	–
Materials	27,517,676	–	–	–	4,466,128	–
Real Estate	–	–	–	–	–	119,207,235
Total Level 1	553,575,436	–	–	947,094,709	216,032,254	119,207,235
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	26,786,112	–	–	24,624,502	3,451,097	–
Financials	–	–	–	176,172,182	13,114,346	–
Information Technology	30,743,460	–	–	–	–	–
Real Estate	–	–	–	–	–	5,768,479
Debt securities issued by U.S. Treasury and U.S. Government corporations and agencies:
Short-term	–	–	31,739,326	–	–	–
Asset-Backed	–	–	–	–	771,809	–
Corporate Bonds	–	–	–	–	4,873,272	–
Mortgages	–	12,306,995	–	–	26,099,841	–
Municipal Bonds	–	–	–	–	683,662	–
Small Business Administration	–	3,054,824	–	–	2,823,225	–
Short-Term Investments	36,404,000	1,203,000	90,927,000	4,002,000	51,132,000	644,000
Total Level 2	93,933,572	16,564,819	122,666,326	204,798,684	102,949,252	6,412,479
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	125,710	–	–	–	–	–
Total Level 3	125,710	–	–	–	–	–
Total Investments	$647,634,718	$16,564,819	$122,666,326	$1,151,893,393	$318,981,506	$125,619,714

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2026. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at June 30, 2026 was $3,368 for Davis Opportunity Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)

	Beginning Balance at January 1, 2026	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2026
Davis Opportunity Fund
Investments in Securities:
Common Stock	$122,342	$–	$–	$3,368	$–	$–	$–	$125,710
Total Level 3	$122,342	$–	$–	$3,368	$–	$–	$–	$125,710
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at June 30, 2026	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$125,710	Income Approach / Discounted Cash Flow	Annualized Yield	5.133%	Decrease
Total Level 3	$125,710
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to-market daily and the change in fair value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the six months ended June 30, 2026, there were no forward currency contracts entered into by the Funds.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Foreign Currency - (Continued)
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statements of Operations.
Federal Income Taxes - It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2026, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2022.
Capital losses will be carried forward to future years if not offset by gains. At December 31, 2025, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

Capital Loss Carryforwards
Davis Government Bond Fund
Character
Short-term	$2,873,918
Long-term	2,421,084
Total	$5,295,002
Under current tax regulations, losses realized after October 31 (“post-October” losses; for the period from November 1, 2025 through December 31, 2025) may be deferred and treated as occurring on the first business day of the following fiscal year. At December 31, 2025, Davis Real Estate Fund had long-term post-October losses in the amount of $175,872.
At June 30, 2026, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Cost	$438,778,863	$16,925,839	$122,666,326	$523,996,178	$214,915,594	$100,956,654

Unrealized appreciation	233,129,331	37,107	–	646,761,223	106,225,522	33,346,185
Unrealized depreciation	(24,273,476)	(398,127)	–	(18,864,008)	(2,159,610)	(8,683,125)
Net unrealized appreciation (depreciation)	$208,855,855	$(361,020)	$–	$627,897,215	$104,065,912	$24,663,060
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Withholding Taxes - The Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several factors including an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices, and payment history. Any receivables recorded will be included under dividends and interest on the Statements of Assets and Liabilities. There is no guarantee that the Funds will receive refunds applied for in a timely manner or at all.
As a result of court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statements of Operations. The Funds may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statements of Operations under tax service fees, if any.
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments, collectively “Distributable earnings (losses)”, may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, corporate actions, in-kind redemptions, paydowns on fixed income securities, foreign currency transactions, Directors’ deferred compensation, passive foreign investment company shares, partnership income, and equalization. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.
Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors (including a Director Emeritus) that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the funds in which the amounts are invested.
Operating Segments - The Funds follow the FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The standard impacts financial statement disclosures only and does not affect each Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Operating Segments - (Continued)
available. The Principal Executive Officer of the Funds acts as the CODM. Since their commencement, each Fund operates as a single segment. The CODM monitors the operating results of the Funds, as a whole, and each Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund's portfolio managers as a team. The financial information, in the form of each Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus each Fund's comparative benchmarks and to make resource allocation decisions for each Fund's single segment, which is consistent with that presented within each Fund's financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding in-kind redemptions and short-term investments) during the six months ended June 30, 2026 were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Cost of purchases	$62,849,869	$3,963,103	$35,858,729	$19,407,521	$15,357,158
Proceeds from sales	90,842,986	–	51,949,003	30,275,967	25,969,774
The proceeds from in-kind redemptions of investment securities during the six months ended June 30, 2026 was as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Proceeds from in-kind redemptions	$16,735,807	$–	$30,338,893	$13,143,431	$–
Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.
All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
As of June 30, 2026, related shareholders held greater than 20% of outstanding shares of the following Funds:

Davis Government Money Market Fund	Davis Balanced Fund
63%	29%
Investment activities of these shareholders could have a material impact on the Funds.
Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for Davis Opportunity Fund, Davis Financial Fund, Davis Balanced Fund, and Davis Real Estate Fund is 0.55% of the average net assets for each Fund. The annual rate for Davis Government Bond Fund and Davis Government Money Market Fund is 0.30% of the average net assets for each Fund.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2026 (Unaudited)
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Reimbursement and Waivers of Expenses - Amounts due from Adviser will be generally paid in the month after finalization of the financial statements. The Adviser is contractually committed to waive fees and/or reimburse Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Balanced Fund, and Davis Real Estate Fund expenses to the extent necessary to cap total annual operating expenses (Class A shares, 1.00%; Class C shares, 1.75%; Class Y shares, 0.75%). The Adviser is obligated to continue the expense cap through May 1, 2027. The expense cap cannot be modified prior to that date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds. The Adviser is contractually committed to waive fees and/or reimburse Davis Government Money Market Fund expenses such that net investment income will not be less than zero until May 1, 2027. After that date, there is no assurance that the Adviser will continue to cap expenses. Reimbursement and waivers of expenses during the six months ended June 30, 2026 were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Class A	$–	$40,774	$–	$–	$11,417
Class C	1,837	2,460	815	2,953	1,984
Class Y	–	3,734	–	–	7,260
The Adviser may recapture from the assets of Davis Government Money Market Fund any of the operating expenses it has reimbursed (but not any of the advisory fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs. Any potential recovery is limited to an amount such that (i) the Fund’s net investment income will not be less than zero for any class of shares; and (ii) may not exceed 0.10% of net assets (ten basis points) in any calendar year. This recapture could negatively affect the Fund’s future yield. There are no reimbursed amounts eligible for recapture as of June 30, 2026.
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain transfer agent and accounting services.

	Six months ended June 30, 2026 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Transfer agent fees paid to Adviser	$19,832	$3,687	$7,690	$52,823	$11,430	$10,325
Accounting fees paid to Adviser	14,502	1,002	2,748	27,252	7,002	3,750
Distribution and Service Plan Fees - The Funds have adopted separate Distribution Plans (“12b-1 Plans”) for Class A and Class C shares. Under the 12b-1 Plans, the Funds (other than Davis Government Money Market Fund) reimburse Davis Distributors, LLC (“Distributor”), the Funds’ Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds (other than Davis Government Money Market Fund) pays the Distributor a 12b-1 fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12b-1 fee on Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

	Six months ended June 30, 2026 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Distribution fees:
Class C	$23,848	$1,270	$113,420	$10,961	$1,550

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2026 (Unaudited)
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Distribution and Service Plan Fees - (Continued)
	Six months ended June 30, 2026 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

Service fees:
Class A	$371,700	$16,755	$698,557	$177,440	$61,172
Class C	7,950	423	37,807	3,653	516
The shareholders of Davis Government Money Market Fund have adopted a Distribution Plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.
Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Class A shares of the Funds (other than Davis Government Money Market Fund) are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.
Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares (other than Davis Government Money Market Fund) within the first year of the original purchase.
The Distributor received commissions earned on sales of Class A shares of the Funds (other than Davis Government Money Market Fund) of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Funds (other than Davis Government Money Market Fund) are re-allowed to qualified selling dealers.

	Six months ended June 30, 2026 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Class A commissions retained by the Distributor	$2,863	$100	$8,077	$3,289	$191
Class A commissions re-allowed to investment dealers	20,856	509	46,150	18,228	995
Total commissions earned on sales of Class A	$23,719	$609	$54,227	$21,517	$1,186

Class C commission advances by the Distributor	$3,683	$500	$15,111	$11,773	$11

Class C CDSCs received by the Distributor	75	–	1,107	–	–

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2026 (Unaudited)
NOTE 4 - CAPITAL STOCK
At June 30, 2026, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 350 million shares each are designated to Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Balanced Fund, and Davis Real Estate Fund, and 4.6 billion shares are designated to Davis Government Money Market Fund. Transactions in capital stock were as follows:

		Six months ended June 30, 2026 (Unaudited)
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares:	Class A	146,422	–	(432,357)	(285,935)
	Class C	15,903	–	(123,029)	(107,126)
	Class Y*	613,494	–	(666,957)	(53,463)
Value:	Class A	$6,105,802	$–	$(18,044,792)	$(11,938,990)
	Class C	401,252	–	(3,104,634)	(2,703,382)
	Class Y*	28,097,235	–	(30,554,395)	(2,457,160)
Davis Government Bond Fund
Shares:	Class A	143,892	42,329	(208,643)	(22,422)
	Class C	9,634	754	(3,355)	7,033
	Class Y	13,837	2,767	(83,308)	(66,704)
Value:	Class A	$743,059	$218,699	$(1,078,026)	$(116,268)
	Class C	50,000	3,900	(17,376)	36,524
	Class Y	72,077	14,417	(434,075)	(347,581)
Davis Government Money Market Fund
Shares:	Class A	166,063,878	1,934,661	(135,496,835)	32,501,704
	Class C	14,000	15,220	(447,159)	(417,939)
	Class Y	667,770	58,642	(474,626)	251,786
Value:	Class A	$166,063,878	$1,934,661	$(135,496,835)	$32,501,704
	Class C	14,000	15,220	(447,159)	(417,939)
	Class Y	667,770	58,642	(474,626)	251,786
Davis Financial Fund
Shares:	Class A	445,157	–	(726,963)	(281,806)
	Class C	27,949	–	(108,724)	(80,775)
	Class Y*	1,028,196	–	(1,367,912)	(339,716)
Value:	Class A	$34,027,456	$–	$(54,853,278)	$(20,825,822)
	Class C	1,633,475	–	(6,268,928)	(4,635,453)
	Class Y*	82,239,929	–	(108,836,117)	(26,596,188)
Davis Balanced Fund
Shares:	Class A	63,385	12,761	(121,821)	(45,675)
	Class C	17,103	116	(13,188)	4,031
	Class Y*	174,216	6,822	(263,444)	(82,406)
Value:	Class A	$4,449,803	$885,402	$(8,514,875)	$(3,179,670)
	Class C	1,208,060	8,010	(927,652)	288,418
	Class Y*	12,246,842	476,015	(18,361,708)	(5,638,851)
Davis Real Estate Fund
Shares:	Class A	6,009	17,648	(125,291)	(101,634)
	Class C	874	100	(1,947)	(973)
	Class Y	31,942	15,847	(227,578)	(179,789)
Value:	Class A	$232,161	$670,846	$(4,829,057)	$(3,926,050)
	Class C	33,319	3,798	(75,041)	(37,924)
	Class Y	1,250,954	610,122	(9,013,562)	(7,152,486)

*	Sold and redeemed amounts include activity in connection with the ReFlow liquidity program (See Note 7 of the Notes to Financial Statements).

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2026 (Unaudited)
NOTE 4 - CAPITAL STOCK – (CONTINUED)

		Year ended December 31, 2025
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares:	Class A	236,914	952,301	(1,050,858)	138,357
	Class C	51,413	55,913	(149,275)	(41,949)
	Class Y*	529,487	476,132	(683,713)	321,906
Value:	Class A	$9,341,977	$37,520,657	$(41,702,080)	$5,160,554
	Class C	1,339,188	1,336,323	(3,795,087)	(1,119,576)
	Class Y*	22,666,216	20,635,573	(29,674,578)	13,627,211
Davis Government Bond Fund
Shares:	Class A	403,183	84,143	(480,036)	7,290
	Class C	292	1,449	(13,387)	(11,646)
	Class Y	39,372	6,725	(58,703)	(12,606)
Value:	Class A	$2,075,119	$433,612	$(2,468,396)	$40,335
	Class C	1,500	7,477	(68,757)	(59,780)
	Class Y	203,655	34,927	(304,598)	(66,016)
Davis Government Money Market Fund
Shares:	Class A	205,721,018	3,532,123	(230,799,240)	(21,546,099)
	Class C	384,007	37,865	(160,158)	261,714
	Class Y	2,807,202	126,938	(2,369,807)	564,333
Value:	Class A	$205,721,018	$3,532,123	$(230,799,240)	$(21,546,099)
	Class C	384,007	37,865	(160,158)	261,714
	Class Y	2,807,202	126,938	(2,369,807)	564,333
Davis Financial Fund
Shares:	Class A	977,604	283,867	(1,164,173)	97,298
	Class C	67,746	22,281	(339,238)	(249,211)
	Class Y*	1,700,732	221,725	(2,414,214)	(491,757)
Value:	Class A	$68,936,497	$22,363,035	$(82,351,044)	$8,948,488
	Class C	3,715,942	1,333,036	(18,236,438)	(13,187,460)
	Class Y*	128,271,542	18,232,416	(182,281,611)	(35,777,653)
Davis Balanced Fund
Shares:	Class A	131,647	123,424	(293,813)	(38,742)
	Class C	4,201	2,344	(11,259)	(4,714)
	Class Y*	262,669	52,742	(116,179)	199,232
Value:	Class A	$8,317,281	$8,219,997	$(18,606,841)	$(2,069,563)
	Class C	270,619	156,204	(710,373)	(283,550)
	Class Y*	17,323,359	3,526,153	(7,495,547)	13,353,965
Davis Real Estate Fund
Shares:	Class A	28,479	94,956	(268,879)	(145,444)
	Class C	955	716	(8,518)	(6,847)
	Class Y	105,532	83,794	(267,108)	(77,782)
Value:	Class A	$1,168,400	$3,616,543	$(10,868,983)	$(6,084,040)
	Class C	38,894	27,193	(347,895)	(281,808)
	Class Y	4,427,506	3,247,056	(11,051,898)	(3,377,336)

*	Sold and redeemed amounts include activity in connection with the ReFlow liquidity program (See Note 7 of the Notes to Financial Statements).
NOTE 5 - SECURITIES LOANED
Davis Opportunity Fund and Davis Financial Fund have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2026, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2026 (Unaudited)
NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities in Davis Opportunity Fund amounted to $125,710 or 0.02% of the Fund’s net assets as of June 30, 2026. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of June 30, 2026
Davis Opportunity Fund	ASAC II L.P.	10/10/13	116,129	$1.0000	$1.0825
NOTE 7 - REFLOW LIQUIDITY PROGRAM
Davis Opportunity Fund, Davis Financial Fund, and Davis Balanced Fund may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days), or at other times at ReFlow’s or the Adviser's discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. In the event a Fund uses the ReFlow service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14%, although a Fund may submit a bid at a higher rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of Fund shares through the liquidity program are made on an investment-blind basis without regard to a Fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in a Fund and may request that such redemption be met in-kind in accordance with the Fund’s policy on purchases and redemptions in-kind. The Board of Directors has approved the Fund’s participation in the ReFlow program.
The Adviser believes that participation in the ReFlow liquidity program may assist in stabilizing a Fund's net assets, to the benefit of a Fund and its shareholders, although there is no guarantee that the program will do so. To the extent a Fund's net assets do not decline, the Adviser typically will also benefit.
ReFlow activity during the six months ended June 30, 2026 was as follows:

	Shares Purchased	Value of Shares Purchased	Shares Redeemed	Value of Cash and Securities Sold	In-kind Gain of Securities Sold
Davis Opportunity Fund	378,937	$17,378,991	385,208	$17,693,147	$14,870,007
Davis Financial Fund	442,813	35,547,441	437,307	35,099,500	24,018,950
Davis Balanced Fund	85,639	6,028,594	203,111	14,120,194	11,447,024

DAVIS SERIES, INC.
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Six months ended June 30, 2026[e]	$39.54	$0.19	$4.37	$4.56
Year ended December 31, 2025	$36.93	$0.33	$7.79	$8.12
Year ended December 31, 2024	$38.11	$0.32	$4.81	$5.13
Year ended December 31, 2023	$33.23	$0.33	$6.90	$7.23
Year ended December 31, 2022	$41.91	$0.28	$(6.14)	$(5.86)
Year ended December 31, 2021	$36.67	$0.11	$9.00	$9.11
Davis Opportunity Fund Class C:
Six months ended June 30, 2026[e]	$23.98	$0.01	$2.65	$2.66
Year ended December 31, 2025	$24.10	$–[h]	$5.06	$5.06
Year ended December 31, 2024	$26.64	$(0.01)	$3.41	$3.40
Year ended December 31, 2023	$23.72	$0.03	$4.88	$4.91
Year ended December 31, 2022	$30.92	$(0.01)	$(4.52)	$(4.53)
Year ended December 31, 2021	$28.06	$(0.18)	$6.85	$6.67
Davis Opportunity Fund Class Y:
Six months ended June 30, 2026[e]	$43.51	$0.27	$4.81	$5.08
Year ended December 31, 2025	$40.19	$0.47	$8.50	$8.97
Year ended December 31, 2024	$41.02	$0.46	$5.16	$5.62
Year ended December 31, 2023	$35.65	$0.45	$7.41	$7.86
Year ended December 31, 2022	$44.73	$0.40	$(6.56)	$(6.16)
Year ended December 31, 2021	$38.93	$0.24	$9.54	$9.78
Davis Government Bond Fund Class A:
Six months ended June 30, 2026[e]	$5.17	$0.08	$(0.01)	$0.07
Year ended December 31, 2025	$5.10	$0.15	$0.08	$0.23
Year ended December 31, 2024	$5.05	$0.16	$0.05	$0.21
Year ended December 31, 2023	$4.98	$0.11	$0.08	$0.19
Year ended December 31, 2022	$5.30	$0.02	$(0.30)	$(0.28)
Year ended December 31, 2021	$5.41	$–[h]	$(0.08)	$(0.08)
Davis Government Bond Fund Class C:
Six months ended June 30, 2026[e]	$5.18	$0.06	$(0.01)	$0.05
Year ended December 31, 2025	$5.11	$0.11	$0.08	$0.19
Year ended December 31, 2024	$5.06	$0.12	$0.06	$0.18
Year ended December 31, 2023	$4.96	$0.07	$0.08	$0.15
Year ended December 31, 2022	$5.27	$(0.02)	$(0.29)	$(0.31)
Year ended December 31, 2021	$5.39	$(0.03)	$(0.09)	$(0.12)
Davis Government Bond Fund Class Y:
Six months ended June 30, 2026[e]	$5.21	$0.09	$(0.01)	$0.08
Year ended December 31, 2025	$5.14	$0.16	$0.08	$0.24
Year ended December 31, 2024	$5.09	$0.17	$0.06	$0.23
Year ended December 31, 2023	$5.02	$0.12	$0.08	$0.20
Year ended December 31, 2022	$5.34	$0.04	$(0.31)	$(0.27)
Year ended December 31, 2021	$5.45	$0.02	$(0.09)	$(0.07)
Davis Government Money Market Fund Class A, Class C and Class Y:
Six months ended June 30, 2026[e]	$1.000	$0.016	$–	$0.016
Year ended December 31, 2025	$1.000	$0.037	$–	$0.037
Year ended December 31, 2024	$1.000	$0.045	$–	$0.045
Year ended December 31, 2023	$1.000	$0.043	$–	$0.043
Year ended December 31, 2022	$1.000	$0.011	$–	$0.011
Year ended December 31, 2021	$1.000	$–[j]	$–	$–[j]

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$–	$–	$–	$–	$44.10	11.53%	$350,379	0.96%[f]	0.96%[f]	0.92%[f]	11%
$(0.34)	$(5.17)	$–	$(5.51)	$39.54	22.02%	$325,472	0.94%	0.94%	0.84%	18%
$(0.42)	$(5.89)	$–	$(6.31)	$36.93	12.78%	$298,814	0.93%	0.93%	0.78%	23%
$(0.56)	$(1.79)	$–	$(2.35)	$38.11	22.12%	$293,640	0.93%	0.93%	0.93%	9%
$(0.15)	$(2.67)	$–	$(2.82)	$33.23	(14.08)%	$265,763	0.94%	0.94%	0.78%	12%
$(0.06)	$(3.81)	$–	$(3.87)	$41.91	24.96%	$338,626	0.93%	0.93%	0.27%	24%

$–	$–	$–	$–	$26.64	11.09%	$5,360	1.82%[f]	1.77%[f,g]	0.11%[f]	11%
$(0.01)	$(5.17)	$–	$(5.18)	$23.98	21.04%	$7,394	1.79%	1.76%[g]	0.02%	18%
$(0.05)	$(5.89)	$–	$(5.94)	$24.10	11.85%	$8,442	1.76%	1.75%	(0.04)%	23%
$(0.20)	$(1.79)	$–	$(1.99)	$26.64	21.10%	$11,387	1.76%	1.75%	0.11%	9%
$–	$(2.67)	$–	$(2.67)	$23.72	(14.76)%	$12,419	1.76%	1.75%	(0.03)%	12%
$–	$(3.81)	$–	$(3.81)	$30.92	23.92%	$19,048	1.75%	1.75%	(0.55)%	24%

$–	$–	$–	$–	$48.59	11.65%	$295,613	0.71%[f]	0.71%[f]	1.17%[f]	11%
$(0.48)	$(5.17)	$–	$(5.65)	$43.51	22.35%	$267,056	0.69%	0.69%	1.09%	18%
$(0.56)	$(5.89)	$–	$(6.45)	$40.19	13.06%	$233,745	0.68%	0.68%	1.03%	23%
$(0.70)	$(1.79)	$–	$(2.49)	$41.02	22.41%	$225,783	0.68%	0.68%	1.18%	9%
$(0.25)	$(2.67)	$–	$(2.92)	$35.65	(13.85)%	$193,559	0.69%	0.69%	1.03%	12%
$(0.17)	$(3.81)	$–	$(3.98)	$44.73	25.23%	$245,602	0.70%	0.70%	0.50%	24%

$(0.08)	$–	$–	$(0.08)	$5.16	1.33%	$15,646	1.53%[f]	1.00%[f]	3.10%[f]	–%
$(0.16)	$–	$–	$(0.16)	$5.17	4.48%	$15,809	1.51%	1.00%	2.89%	10%
$(0.16)	$–	$–	$(0.16)	$5.10	4.28%	$15,542	1.48%	1.00%	3.10%	–%
$(0.12)	$–	$–	$(0.12)	$5.05	3.88%	$15,878	1.41%	1.00%	2.26%	13%
$(0.04)	$–	$–	$(0.04)	$4.98	(5.29)%	$17,818	1.26%	1.00%	0.43%	3%
$(0.03)	$–	$–	$(0.03)	$5.30	(1.48)%	$21,719	1.17%	1.00%	0.08%	26%

$(0.06)	$–	$–	$(0.06)	$5.17	0.96%	$348	3.20%[f]	1.75%[f]	2.35%[f]	–%
$(0.12)	$–	$–	$(0.12)	$5.18	3.69%	$313	3.21%	1.75%	2.14%	10%
$(0.13)	$–	$–	$(0.13)	$5.11	3.50%	$368	2.90%	1.75%	2.35%	–%
$(0.05)	$–	$–	$(0.05)	$5.06	3.12%	$439	2.81%	1.75%	1.51%	13%
$–	$–	$–	$–	$4.96	(5.88)%	$542	2.84%	1.75%	(0.32)%	3%
$–	$–	$–	$–	$5.27	(2.23)%	$594	2.35%	1.75%	(0.67)%	26%

$(0.09)	$–	$–	$(0.09)	$5.20	1.46%	$682	1.60%[f]	0.75%[f]	3.35%[f]	–%
$(0.17)	$–	$–	$(0.17)	$5.21	4.73%	$1,032	1.44%	0.75%	3.14%	10%
$(0.18)	$–	$–	$(0.18)	$5.14	4.54%	$1,081	1.35%	0.75%	3.35%	–%
$(0.13)	$–	$–	$(0.13)	$5.09	4.12%	$1,323	1.21%	0.75%	2.51%	13%
$(0.05)	$–	$–	$(0.05)	$5.02	(5.01)%	$3,100	0.95%	0.75%	0.68%	3%
$(0.04)	$–	$–	$(0.04)	$5.34	(1.22)%	$2,096	0.97%	0.75%	0.33%	26%

$(0.016)	$–	$–	$(0.016)	$1.000	1.58%	$131,617	0.54%[f]	0.54%[f]	3.17%[f]	N/A
$(0.037)	$–	$–	$(0.037)	$1.000	3.74%	$99,282	0.62%[i]	0.62%[i]	3.67%	N/A
$(0.045)	$–	$–	$(0.045)	$1.000	4.61%	$120,002	0.68%[i]	0.68%[i]	4.50%	N/A
$(0.043)	$–	$–	$(0.043)	$1.000	4.41%	$97,869	0.69%[i]	0.69%[i]	4.32%	N/A
$(0.011)	$–	$–	$(0.011)	$1.000	1.12%	$123,436	0.60%[i]	0.45%[i]	1.04%	N/A
$–[j]	$–	$–	$–[j]	$1.000	0.04%	$146,416	0.52%	0.03%	0.04%	N/A

DAVIS SERIES, INC.
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Financial Fund Class A:
Six months ended June 30, 2026[e]	$79.37	$0.61	$(0.59)	$0.02
Year ended December 31, 2025	$63.85	$0.99	$17.69	$18.68
Year ended December 31, 2024	$51.30	$0.99	$14.24	$15.23
Year ended December 31, 2023	$47.71	$0.92	$6.24	$7.16
Year ended December 31, 2022	$54.17	$0.78	$(5.61)	$(4.83)
Year ended December 31, 2021	$43.93	$0.55	$13.27	$13.82
Davis Financial Fund Class C:
Six months ended June 30, 2026[e]	$60.25	$0.22	$(0.44)	$(0.22)
Year ended December 31, 2025	$48.92	$0.34	$13.47	$13.81
Year ended December 31, 2024	$39.65	$0.41	$10.95	$11.36
Year ended December 31, 2023	$37.44	$0.43	$4.83	$5.26
Year ended December 31, 2022	$42.70	$0.31	$(4.42)	$(4.11)
Year ended December 31, 2021	$35.12	$0.10	$10.59	$10.69
Davis Financial Fund Class Y:
Six months ended June 30, 2026[e]	$82.85	$0.73	$(0.60)	$0.13
Year ended December 31, 2025	$66.55	$1.22	$18.46	$19.68
Year ended December 31, 2024	$53.41	$1.18	$14.82	$16.00
Year ended December 31, 2023	$49.56	$1.07	$6.50	$7.57
Year ended December 31, 2022	$56.24	$0.94	$(5.84)	$(4.90)
Year ended December 31, 2021	$45.52	$0.70	$13.75	$14.45
Davis Balanced Fund Class A:
Six months ended June 30, 2026[e]	$66.99	$0.58	$6.94	$7.52
Year ended December 31, 2025	$58.80	$1.10	$11.40	$12.50
Year ended December 31, 2024	$54.48	$0.95	$7.69	$8.64
Year ended December 31, 2023	$45.65	$0.77	$9.65	$10.42
Year ended December 31, 2022	$55.56	$0.43	$(9.14)	$(8.71)
Year ended December 31, 2021	$44.32	$0.22	$11.18	$11.40
Davis Balanced Fund Class C:
Six months ended June 30, 2026[e]	$66.73	$0.29	$6.94	$7.23
Year ended December 31, 2025	$58.60	$0.59	$11.35	$11.94
Year ended December 31, 2024	$54.30	$0.48	$7.67	$8.15
Year ended December 31, 2023	$45.51	$0.39	$9.61	$10.00
Year ended December 31, 2022	$55.46	$0.06	$(9.10)	$(9.04)
Year ended December 31, 2021	$44.45	$(0.17)	$11.18	$11.01
Davis Balanced Fund Class Y:
Six months ended June 30, 2026[e]	$67.33	$0.69	$6.97	$7.66
Year ended December 31, 2025	$59.08	$1.29	$11.47	$12.76
Year ended December 31, 2024	$54.72	$1.16	$7.71	$8.87
Year ended December 31, 2023	$45.85	$0.93	$9.69	$10.62
Year ended December 31, 2022	$55.80	$0.59	$(9.18)	$(8.59)
Year ended December 31, 2021	$44.51	$0.38	$11.23	$11.61

Financial Highlights - (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$–	$–	$–	$–	$79.39	0.03%	$584,609	0.96%[f]	0.96%[f]	1.60%[f]	3%
$(1.05)	$(2.11)	$–	$(3.16)	$79.37	29.29%	$606,801	0.94%	0.94%	1.39%	10%
$(1.01)	$(1.67)	$–	$(2.68)	$63.85	29.55%	$481,925	0.94%	0.94%	1.69%	2%
$(1.01)	$(2.56)	$–	$(3.57)	$51.30	15.52%	$393,011	0.95%	0.95%	1.90%	2%
$(0.81)	$(0.82)	$–	$(1.63)	$47.71	(8.91)%	$378,784	0.95%	0.95%	1.57%	10%
$(0.64)	$(2.94)	$–	$(3.58)	$54.17	31.46%	$450,121	0.94%	0.94%	1.00%	9%

$–	$–	$–	$–	$60.03	(0.37)%	$29,124	1.76%[f]	1.75%[f]	0.81%[f]	3%
$(0.37)	$(2.11)	$–	$(2.48)	$60.25	28.26%	$34,097	1.74%	1.74%	0.59%	10%
$(0.42)	$(1.67)	$–	$(2.09)	$48.92	28.52%	$39,875	1.74%	1.74%	0.89%	2%
$(0.49)	$(2.56)	$–	$(3.05)	$39.65	14.61%	$44,784	1.74%	1.74%	1.11%	2%
$(0.33)	$(0.82)	$–	$(1.15)	$37.44	(9.61)%	$60,375	1.73%	1.73%	0.79%	10%
$(0.17)	$(2.94)	$–	$(3.11)	$42.70	30.44%	$79,368	1.71%	1.71%	0.23%	9%

$–	$–	$–	$–	$82.98	0.16%	$542,652	0.71%[f]	0.71%[f]	1.85%[f]	3%
$(1.27)	$(2.11)	$–	$(3.38)	$82.85	29.61%	$569,978	0.69%	0.69%	1.64%	10%
$(1.19)	$(1.67)	$–	$(2.86)	$66.55	29.83%	$490,580	0.71%	0.71%	1.92%	2%
$(1.16)	$(2.56)	$–	$(3.72)	$53.41	15.79%	$368,515	0.73%	0.73%	2.12%	2%
$(0.96)	$(0.82)	$–	$(1.78)	$49.56	(8.70)%	$404,375	0.72%	0.72%	1.80%	10%
$(0.79)	$(2.94)	$–	$(3.73)	$56.24	31.76%	$496,530	0.70%	0.70%	1.24%	9%

$(0.46)	$–	$–	$(0.46)	$74.05	11.27%	$158,879	0.97%[f]	0.97%[f]	1.67%[f]	7%
$(1.11)	$(3.20)	$–	$(4.31)	$66.99	21.37%	$146,795	0.98%	0.98%	1.72%	12%
$(0.95)	$(3.37)	$–	$(4.32)	$58.80	15.86%	$131,134	0.98%	0.98%	1.61%	20%
$(0.78)	$(0.81)	$–	$(1.59)	$54.48	22.98%	$119,934	1.00%	1.00%	1.55%	15%
$(0.50)	$(0.70)	$–	$(1.20)	$45.65	(15.64)%	$104,140	1.00%	1.00%	0.88%	9%
$(0.16)	$–	$–	$(0.16)	$55.56	25.73%	$128,558	0.98%	0.98%	0.41%	19%

$(0.19)	$–	$–	$(0.19)	$73.77	10.85%	$3,454	1.95%[f]	1.75%[f]	0.89%[f]	7%
$(0.61)	$(3.20)	$–	$(3.81)	$66.73	20.41%	$2,856	1.95%	1.75%	0.95%	12%
$(0.48)	$(3.37)	$–	$(3.85)	$58.60	15.00%	$2,784	1.97%	1.75%	0.84%	20%
$(0.40)	$(0.81)	$–	$(1.21)	$54.30	22.05%	$2,562	1.99%	1.75%	0.80%	15%
$(0.21)	$(0.70)	$–	$(0.91)	$45.51	(16.28)%	$2,179	1.97%	1.75%	0.13%	9%
$–	$–	$–	$–	$55.46	24.77%	$3,538	1.89%	1.75%	(0.36)%	19%

$(0.57)	$–	$–	$(0.57)	$74.42	11.44%	$157,045	0.67%[f]	0.67%[f]	1.97%[f]	7%
$(1.31)	$(3.20)	$–	$(4.51)	$67.33	21.74%	$147,627	0.67%	0.67%	2.03%	12%
$(1.14)	$(3.37)	$–	$(4.51)	$59.08	16.23%	$117,784	0.67%	0.67%	1.92%	20%
$(0.94)	$(0.81)	$–	$(1.75)	$54.72	23.35%	$97,842	0.68%	0.68%	1.87%	15%
$(0.66)	$(0.70)	$–	$(1.36)	$45.85	(15.37)%	$78,348	0.68%	0.68%	1.20%	9%
$(0.32)	$–	$–	$(0.32)	$55.80	26.13%	$96,889	0.66%	0.66%	0.73%	19%

DAVIS SERIES, INC.
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class A:
Six months ended June 30, 2026[e]	$37.06	$0.58	$3.97	$4.55
Year ended December 31, 2025	$42.03	$0.97	$(3.34)	$(2.37)
Year ended December 31, 2024	$41.67	$0.94	$1.07	$2.01
Year ended December 31, 2023	$38.64	$0.89	$3.08	$3.97
Year ended December 31, 2022	$55.53	$0.77	$(15.60)	$(14.83)
Year ended December 31, 2021	$39.23	$0.42	$16.46	$16.88
Davis Real Estate Fund Class C:
Six months ended June 30, 2026[e]	$37.03	$0.44	$3.96	$4.40
Year ended December 31, 2025	$42.01	$0.74	$(3.42)	$(2.68)
Year ended December 31, 2024	$41.67	$0.66	$1.02	$1.68
Year ended December 31, 2023	$38.64	$0.60	$3.08	$3.68
Year ended December 31, 2022	$55.51	$0.40	$(15.58)	$(15.18)
Year ended December 31, 2021	$39.23	$0.05	$16.43	$16.48
Davis Real Estate Fund Class Y:
Six months ended June 30, 2026[e]	$37.64	$0.63	$4.04	$4.67
Year ended December 31, 2025	$42.66	$1.08	$(3.37)	$(2.29)
Year ended December 31, 2024	$42.28	$1.06	$1.10	$2.16
Year ended December 31, 2023	$39.20	$0.97	$3.16	$4.13
Year ended December 31, 2022	$56.31	$0.88	$(15.81)	$(14.93)
Year ended December 31, 2021	$39.78	$0.52	$16.71	$17.23

a	Per share calculations were based on average shares outstanding for the period (other than Davis Government Money Market Fund).
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less or securities delivered from in-
kind redemptions are excluded from the calculation.

e	Unaudited.

Financial Highlights - (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.50)	$–	$–	$(0.50)	$41.11	12.39%	$68,576	1.03%[f]	1.00%[f]	3.01%[f]	12%
$(1.05)	$(1.55)	$–	$(2.60)	$37.06	(5.72)%	$65,590	1.02%	1.00%	2.37%	17%
$(0.81)	$(0.84)	$–	$(1.65)	$42.03	4.89%	$80,499	1.02%	1.00%	2.23%	16%
$(0.94)	$–	$–	$(0.94)	$41.67	10.46%	$84,350	1.00%	1.00%	2.26%	14%
$(0.74)	$(1.32)	$–	$(2.06)	$38.64	(26.74)%	$99,332	0.95%	0.95%	1.65%	22%
$(0.58)	$–	$–	$(0.58)	$55.53	43.24%	$152,743	0.95%	0.95%	0.88%	25%

$(0.35)	$–	$–	$(0.35)	$41.08	11.98%	$426	2.71%[f]	1.75%[f]	2.26%[f]	12%
$(0.75)	$(1.55)	$–	$(2.30)	$37.03	(6.45)%	$420	2.39%	1.75%	1.62%	17%
$(0.50)	$(0.84)	$–	$(1.34)	$42.01	4.09%	$764	2.13%	1.75%	1.48%	16%
$(0.65)	$–	$–	$(0.65)	$41.67	9.60%	$1,711	2.00%	1.75%	1.51%	14%
$(0.37)	$(1.32)	$–	$(1.69)	$38.64	(27.32)%	$2,277	1.93%	1.75%	0.85%	22%
$(0.20)	$–	$–	$(0.20)	$55.51	42.10%	$4,000	1.87%	1.75%	0.08%	25%

$(0.56)	$–	$–	$(0.56)	$41.75	12.52%	$57,064	0.77%[f]	0.75%[f]	3.26%[f]	12%
$(1.18)	$(1.55)	$–	$(2.73)	$37.64	(5.47)%	$58,214	0.74%	0.74%	2.63%	17%
$(0.94)	$(0.84)	$–	$(1.78)	$42.66	5.17%	$69,294	0.74%	0.74%	2.49%	16%
$(1.05)	$–	$–	$(1.05)	$42.28	10.75%	$73,988	0.75%	0.75%	2.51%	14%
$(0.86)	$(1.32)	$–	$(2.18)	$39.20	(26.56)%	$79,048	0.72%	0.72%	1.88%	22%
$(0.70)	$–	$–	$(0.70)	$56.31	43.56%	$103,411	0.72%	0.72%	1.11%	25%

f	Annualized.
g
Includes tax service fees paid to third party providers that assist in the recovery of foreign withholding tax refunds. Excluding the tax service fees, the net expense ratio for the six months ended June 30, 2026 and for the year ended December 31, 2025 would have both been 1.75%.

h	Less than $0.005 per share.
i
Includes the recapture of expenses reimbursed from prior fiscal years. Excluding the recapture of prior reimbursed expenses, the gross and net expense ratios for the year ended December 31, 2025 would have both been 0.60%, for the year ended December 31, 2024 would have both been 0.58%, for the year ended December 31, 2023 would have both been 0.59%, and for the year ended December 31, 2022 would have been 0.55% and 0.40%, respectively.

j	Less than $0.0005 per share.
See Notes to Financial Statements

DAVIS SERIES, INC.
Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review
The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2026. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Balanced Fund, Davis Government Bond Fund, Davis Government Money Market Fund (each individually a “Fund” or collectively the “Funds”) and their shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements
The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether:
1.
A Fund achieves satisfactory investment results over the long-term, after all costs;
2.
Davis Advisors efficiently and effectively handles shareholder transactions, inquiries, requests, and records;
3.
Davis Advisors provides quality accounting, legal, and compliance services, and oversees third-party service providers; and
4.
Davis Advisors fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
Davis Advisors takes its role as stewards of capital seriously and maintains a strong alignment of interests with its clients. In aggregate, Davis Advisors and its employees as well as the Davis family (collectively referred to herein as “Davis”) have made significant investments in Davis Funds and similarly managed accounts and strategies. The Independent Directors considered that these investments tend to align Davis with its clients, as Davis takes the same risks and reaps the same rewards as its clients and is motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

DAVIS SERIES, INC.
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Reasons the Independent Directors Approved Continuation of the Advisory Agreements − (Continued)
The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.
The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, private accounts, and managed money/wrap clients, as well as the differences in the services provided to such other clients; and (c) the fee schedule and breakpoints (if applicable) of each of the Funds, including an assessment of competitive fee schedules (and breakpoints, if applicable).
The Independent Directors reviewed the management fee schedule for each Fund, the profitability (i.e., income or losses realized) of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds' net assets increase, and whether the fee schedule should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Funds.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Davis Funds, the Independent Directors noted that the range of services provided to the Davis Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Davis Funds and Davis Advisors’ other lines of business.
Davis Financial Fund
The Independent Directors noted that Davis Financial Fund Class A shares outperformed its benchmark, the Standard & Poor’s 500 Index (the “S&P 500”), over the five-year and since-inception time periods, but underperformed the S&P 500 over the one-, three-, and ten-year time periods, all periods ended February 28, 2026.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional financial services funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2025.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500 and the Lipper Financial Services category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500 in 15 out of 31 rolling five-year time periods and outperformed the Lipper Financial Services category in 18 out of 31 rolling five-year time periods, all periods ended December 31 for each year from 1995 through 2025. The Fund outperformed the S&P 500 in 11 out of 26 rolling ten-year time periods and outperformed the Lipper Financial Services category in 16 out of 26 rolling ten-year time periods, all periods ended December 31 for each year from 2000 through 2025.

DAVIS SERIES, INC.
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Davis Financial Fund − (Continued)
The Independent Directors considered Davis Financial Fund’s management fee and total expense ratio. They observed that both were reasonable and well below the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2027. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses.
Davis Opportunity Fund
The Independent Directors noted that Davis Opportunity Fund Class A shares outperformed its benchmark, the Standard & Poor’s 1500 Index (the “S&P 1500”), over the one-year time period, but underperformed the S&P 1500 over the three-, five-, ten-year, and since-inception time periods, all periods ended February 28, 2026. Davis Advisors oversaw a sub-adviser for the period from May 1, 1984, until December 31, 1998. After this date, Davis Advisors became the sole investment manager for the Fund.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional multi-cap value funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2025.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 1500 and the Lipper Multi-Cap Value category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 1500 in 8 out of 23 rolling five-year time periods and outperformed the Lipper Multi-Cap Value category in 17 out of 23 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2025. The Fund outperformed the S&P 1500 in 5 out of 18 rolling ten-year time periods and outperformed the Lipper Multi-Cap Value category in 17 out of 18 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2025.
The Independent Directors considered Davis Opportunity Fund’s management fee and total expense ratio. They observed that both were reasonable and below the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2027. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses.
Davis Real Estate Fund
The Independent Directors noted that Davis Real Estate Fund Class A shares underperformed its benchmark, the Wilshire U.S. Real Estate Securities Index (the “Wilshire U.S. RESI”), over the one-, three-, five-, ten-year, and since-inception time periods, all periods ended February 28, 2026.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional real estate funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2025.
The Independent Directors also reviewed the Fund’s performance versus both the Wilshire U.S. RESI and the Lipper Real Estate category when measured over rolling five- and ten-year time frames. The Fund outperformed the Wilshire U.S. RESI in 7 out of 28 rolling five-year time periods and outperformed the Lipper Real Estate category in 9 out of 28 rolling five-year time periods, all periods ended December 31 for each year from 1998 through 2025. The Fund outperformed the Wilshire U.S. RESI in 1 out of 23 rolling ten-year time periods and outperformed the Lipper Real Estate category in 3 out of 23 rolling ten-year time periods, all periods ended December 31 for each year from 2003 through 2025. In reviewing the performance, the Independent Directors considered that the Fund is able to invest a limited amount of assets outside of REITs, while the Wilshire U.S. RESI, as well as other funds provided in the Broadridge report, are primarily REIT only funds.
The Independent Directors considered Davis Real Estate Fund’s management fee and total expense ratio. They observed that both were reasonable and well below the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2027. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses.

DAVIS SERIES, INC.
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Davis Balanced Fund
The Independent Directors noted that Davis Balanced Fund Class A shares outperformed its benchmark, the Standard & Poor’s 500 Index (the “S&P 500”), over the one-year time period, but underperformed the S&P 500 over the three-, five-, ten-year, and since-inception time periods, all periods ended February 28, 2026.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional mixed-asset target allocation growth funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2025.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500 and the Lipper Mixed-Asset Target Allocation Growth (“Lipper MATG”) category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500 in 9 out of 30 rolling five-year time periods and outperformed the Lipper MATG category in 13 out of 30 rolling five-year time periods, all periods ended December 31 for each year from 1996 through 2025. The Fund outperformed the S&P 500 in 7 out of 25 rolling ten-year time periods and outperformed the Lipper MATG category in 10 out of 25 rolling ten-year time periods, all periods ended December 31 for each year from 2001 through 2025.
The Independent Directors considered Davis Balanced Fund’s management fee and total expense ratio. They observed that both were reasonable and below the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2027. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses.
Davis Government Bond Fund
The Independent Directors noted that Davis Government Bond Fund Class A shares underperformed its benchmark, the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”), over the one-, three-, five-, ten-year, and since-inception time periods, all periods ended February 28, 2026.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional short U.S. government funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2025.
The Independent Directors also reviewed the Fund’s performance versus both the Bloomberg Index and the Lipper Short U.S. Government category when measured over rolling five- and ten-year time frames. The Fund outperformed the Bloomberg Index in 1 out of 28 rolling five-year time periods and outperformed the Lipper Short U.S. Government category in 2 out of 28 rolling five-year time periods, all periods ended December 31 for each year from 1998 through 2025. The Fund underperformed both the Bloomberg Index and the Lipper Short U.S. Government category in all 23 rolling ten-year time periods, all periods ended December 31 for each year from 2003 through 2025.
The Independent Directors considered Davis Government Bond Fund’s management fee and total expense ratio. They observed that the management fee was reasonable and below the median of its expense universe, and the total expense ratio was higher than the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2027.
Davis Government Money Market Fund
The Independent Directors noted that Davis Government Money Market Fund Class A shares’ returns were below the Morningstar U.S. Money Market - Taxable Funds category for the one-, three-, five-, ten-year, and since-inception time periods, all periods ended February 28, 2026.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail U.S. government money market funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, four-, and five-year time periods, and outperformed the Performance Universe Average but underperformed the Lipper Index over the ten-year time period, all periods ended December 31, 2025.

DAVIS SERIES, INC.
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Davis Government Money Market Fund − (Continued)
The Independent Directors also reviewed the Fund’s performance versus both the Lipper U.S. Government Money Market Funds (“Lipper”) category and the Morningstar MMTF (“Morningstar”) category when measured over rolling five- and ten-year time frames. The Fund outperformed the Lipper category in 21 out of 33 rolling five-year time periods and outperformed the Morningstar category in 17 out of 33 rolling five-year time periods, all periods ended December 31 for each year from 1993 through 2025. The Fund outperformed the Lipper category in 16 out of 28 rolling ten-year time periods and outperformed the Morningstar category in 15 out of 28 rolling ten-year time periods, all periods ended December 31 for each year from 1998 through 2025.
The Independent Directors considered Davis Government Money Market Fund’s management fee and total expense ratio. They observed that both were higher than the median of its expense universe with the fee waiver and expenses recaptured by the Adviser reflected, as determined by Broadridge. The Independent Directors also noted that the Adviser has committed to waive fees and/or reimburse the Fund’s expenses such that net investment income will not be less than zero until May 1, 2027.
Approval of Advisory Agreements
The Independent Directors concluded that Davis Advisors had provided Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Balanced Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fees for Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Balanced Fund, Davis Government Bond Fund, and Davis Government Money Market Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of their peer groups, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Remuneration paid is included in the Statements of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Approval of Investment Advisory Contract is included in the Director Approval of Advisory Agreements on Item 7 of this Form N-CSR.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Directors.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	August 25, 2026
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	August 25, 2026